Vanguard Intermediate-Term Bond Index Fund

Schedule of Investments (unaudited)
As of March 31, 2019

			Face	Market
		Maturity	Amount	Value
	Coupon	Date	($000)	($000)
U.S. Government and Agency Obligations (54.0%)
U.S. Government Securities (53.3%)
United States Treasury Note/Bond	2.500%	5/15/24	593,919	601,064
United States Treasury Note/Bond	2.000%	5/31/24	350,350	346,188
United States Treasury Note/Bond	2.000%	6/30/24	337,940	333,716
United States Treasury Note/Bond	2.125%	7/31/24	187,650	186,389
United States Treasury Note/Bond	2.375%	8/15/24	435,988	438,438
United States Treasury Note/Bond	1.875%	8/31/24	201,928	197,984
United States Treasury Note/Bond	2.125%	9/30/24	348,700	346,193
United States Treasury Note/Bond	2.250%	10/31/24	87,120	87,038
United States Treasury Note/Bond	2.250%	11/15/24	414,024	413,440
United States Treasury Note/Bond	2.125%	11/30/24	419,030	415,757
United States Treasury Note/Bond	2.250%	12/31/24	233,500	233,208
United States Treasury Note/Bond	2.500%	1/31/25	331,925	335,918
United States Treasury Note/Bond	2.000%	2/15/25	458,951	451,635
United States Treasury Note/Bond	2.750%	2/28/25	380,616	390,428
United States Treasury Note/Bond	2.625%	3/31/25	162,031	165,095
United States Treasury Note/Bond	2.875%	4/30/25	110,411	114,068
United States Treasury Note/Bond	2.125%	5/15/25	534,160	528,819
United States Treasury Note/Bond	2.875%	5/31/25	359,635	371,546
United States Treasury Note/Bond	2.750%	6/30/25	87,750	90,054
United States Treasury Note/Bond	2.875%	7/31/25	102,915	106,388
United States Treasury Note/Bond	2.000%	8/15/25	486,122	477,313
United States Treasury Note/Bond	6.875%	8/15/25	47,479	60,239
United States Treasury Note/Bond	2.750%	8/31/25	204,830	210,270
United States Treasury Note/Bond	3.000%	9/30/25	168,116	175,157
United States Treasury Note/Bond	3.000%	10/31/25	126,522	131,860
United States Treasury Note/Bond	2.250%	11/15/25	239,222	238,251
United States Treasury Note/Bond	2.875%	11/30/25	234,505	242,640
United States Treasury Note/Bond	2.625%	12/31/25	239,685	244,404
United States Treasury Note/Bond	2.625%	1/31/26	201,235	205,228
United States Treasury Note/Bond	1.625%	2/15/26	587,289	561,413
United States Treasury Note/Bond	2.500%	2/28/26	400,600	405,359
United States Treasury Note/Bond	2.250%	3/31/26	198,395	197,619
United States Treasury Note/Bond	1.625%	5/15/26	660,298	630,175
United States Treasury Note/Bond	1.500%	8/15/26	596,196	562,660
United States Treasury Note/Bond	2.000%	11/15/26	615,297	600,782
United States Treasury Note/Bond	2.250%	2/15/27	679,065	674,393
United States Treasury Note/Bond	2.375%	5/15/27	643,742	644,952
United States Treasury Note/Bond	2.250%	8/15/27	575,586	570,549
United States Treasury Note/Bond	2.250%	11/15/27	547,965	542,656
United States Treasury Note/Bond	2.750%	2/15/28	514,355	529,467
United States Treasury Note/Bond	2.875%	5/15/28	553,253	575,295
United States Treasury Note/Bond	2.875%	8/15/28	556,845	579,208
United States Treasury Note/Bond	3.125%	11/15/28	694,538	737,516
United States Treasury Note/Bond	5.250%	11/15/28	10,000	12,428
United States Treasury Note/Bond	2.625%	2/15/29	630,472	642,785
United States Treasury Note/Bond	5.250%	2/15/29	2,500	3,120
				16,609,105

Agency Bonds and Notes (0.7%)
1 AID-Israel	5.500%	4/26/24	12,058	13,837
1 AID-Jordan	3.000%	6/30/25	4,675	4,784
Federal Home Loan Banks	2.875%	6/14/24	20,000	20,520
Federal Home Loan Banks	5.375%	8/15/24	100	115
Federal Home Loan Banks	2.875%	9/13/24	20,000	20,502
Federal Home Loan Banks	3.250%	11/16/28	7,855	8,266
2 Federal National Mortgage Assn.	2.625%	9/6/24	82,365	83,507
2 Federal National Mortgage Assn.	2.125%	4/24/26	23,500	22,961
2 Federal National Mortgage Assn.	1.875%	9/24/26	24,300	23,252
Private Export Funding Corp.	2.450%	7/15/24	3,350	3,327
Private Export Funding Corp.	3.250%	6/15/25	1,675	1,728
Tennessee Valley Authority	2.875%	9/15/24	7,875	8,040
Tennessee Valley Authority	6.750%	11/1/25	6,830	8,539
Tennessee Valley Authority	2.875%	2/1/27	12,000	12,180
				231,558
Total U.S. Government and Agency Obligations (Cost $16,796,232)				16,840,663
Corporate Bonds (40.3%)
Finance (14.7%)
Banking (10.3%)
American Express Co.	3.000%	10/30/24	19,805	19,702
American Express Co.	3.625%	12/5/24	6,505	6,616
American Express Credit Corp.	3.300%	5/3/27	16,237	16,458
Australia & New Zealand Banking Group Ltd.	3.700%	11/16/25	5,175	5,343
Banco Santander SA	5.179%	11/19/25	8,492	8,958
Banco Santander SA	4.250%	4/11/27	9,228	9,258
Banco Santander SA	3.800%	2/23/28	9,600	9,275
Banco Santander SA	4.379%	4/12/28	9,000	9,079
Bank of America Corp.	4.000%	4/1/24	7,815	8,145
Bank of America Corp.	4.200%	8/26/24	20,307	20,939
Bank of America Corp.	4.000%	1/22/25	29,566	30,224
3 Bank of America Corp.	3.458%	3/15/25	11,000	11,099
Bank of America Corp.	3.950%	4/21/25	19,278	19,661
3 Bank of America Corp.	3.093%	10/1/25	16,825	16,642
3 Bank of America Corp.	3.366%	1/23/26	20,591	20,650
Bank of America Corp.	4.450%	3/3/26	24,245	25,283
Bank of America Corp.	3.500%	4/19/26	20,766	20,958
Bank of America Corp.	4.250%	10/22/26	18,867	19,380
Bank of America Corp.	3.248%	10/21/27	20,505	20,108
Bank of America Corp.	4.183%	11/25/27	14,458	14,724
3 Bank of America Corp.	3.824%	1/20/28	22,375	22,619
3 Bank of America Corp.	3.705%	4/24/28	12,841	12,853
3 Bank of America Corp.	3.593%	7/21/28	17,054	17,007
Bank of America Corp.	3.419%	12/20/28	71,516	69,915
3 Bank of America Corp.	3.970%	3/5/29	20,000	20,344
3 Bank of America Corp.	4.271%	7/23/29	20,425	21,251
3 Bank of America Corp.	3.974%	2/7/30	7,000	7,132
3 Bank of Montreal	3.803%	12/15/32	10,300	9,962
Bank of New York Mellon Corp.	3.400%	5/15/24	6,375	6,503
Bank of New York Mellon Corp.	3.250%	9/11/24	9,181	9,319
Bank of New York Mellon Corp.	3.000%	2/24/25	8,978	8,970
Bank of New York Mellon Corp.	2.800%	5/4/26	3,410	3,350
Bank of New York Mellon Corp.	2.450%	8/17/26	9,530	9,126
Bank of New York Mellon Corp.	3.250%	5/16/27	8,660	8,724
Bank of New York Mellon Corp.	3.400%	1/29/28	9,400	9,573
3 Bank of New York Mellon Corp.	3.442%	2/7/28	8,000	8,131

Bank of Nova Scotia	4.500%	12/16/25	10,797	11,226
Bank One Corp.	8.000%	4/29/27	6,985	8,874
Barclays plc	3.650%	3/16/25	10,475	10,249
Barclays plc	4.375%	1/12/26	23,739	24,020
Barclays plc	4.337%	1/10/28	7,000	6,927
3 Barclays plc	4.972%	5/16/29	15,600	16,120
BB&T Corp.	2.850%	10/26/24	7,104	7,044
BB&T Corp.	3.700%	6/5/25	8,000	8,296
BB&T Corp.	3.875%	3/19/29	3,100	3,142
BNP Paribas SA	4.250%	10/15/24	7,666	7,848
BPCE SA	4.000%	4/15/24	16,476	17,037
BPCE SA	3.375%	12/2/26	3,250	3,212
Branch Banking & Trust Co.	3.625%	9/16/25	19,865	20,216
Capital One Financial Corp.	3.750%	4/24/24	6,550	6,658
Capital One Financial Corp.	3.300%	10/30/24	11,788	11,674
Capital One Financial Corp.	3.200%	2/5/25	9,111	8,939
Capital One Financial Corp.	4.250%	4/30/25	5,400	5,608
Capital One Financial Corp.	4.200%	10/29/25	10,147	10,349
Capital One Financial Corp.	3.750%	7/28/26	13,747	13,392
Capital One Financial Corp.	3.750%	3/9/27	8,673	8,543
Capital One Financial Corp.	3.800%	1/31/28	9,580	9,452
Citigroup Inc.	3.750%	6/16/24	4,079	4,205
Citigroup Inc.	3.875%	3/26/25	10,820	10,955
Citigroup Inc.	3.300%	4/27/25	5,693	5,689
Citigroup Inc.	4.400%	6/10/25	24,651	25,567
Citigroup Inc.	5.500%	9/13/25	5,415	5,956
Citigroup Inc.	3.700%	1/12/26	19,472	19,762
Citigroup Inc.	4.600%	3/9/26	14,625	15,285
Citigroup Inc.	3.400%	5/1/26	10,352	10,299
Citigroup Inc.	3.200%	10/21/26	33,727	33,013
Citigroup Inc.	4.300%	11/20/26	8,975	9,126
Citigroup Inc.	4.450%	9/29/27	36,851	37,844
3 Citigroup Inc.	3.887%	1/10/28	28,740	29,154
Citigroup Inc.	6.625%	1/15/28	2,875	3,441
3 Citigroup Inc.	3.668%	7/24/28	29,575	29,476
3 Citigroup Inc.	3.520%	10/27/28	22,731	22,364
3 Citigroup Inc.	4.075%	4/23/29	4,095	4,205
3 Citigroup Inc.	3.980%	3/20/30	5,850	5,948
Citizens Bank NA	3.750%	2/18/26	5,000	5,095
Citizens Financial Group Inc.	4.300%	12/3/25	6,169	6,306
Comerica Bank	4.000%	7/27/25	1,925	1,985
4 Commonwealth Bank of Australia	3.350%	6/4/24	13,000	13,197
Compass Bank	3.875%	4/10/25	2,150	2,134
Cooperatieve Rabobank UA	3.375%	5/21/25	11,970	12,131
Cooperatieve Rabobank UA	4.375%	8/4/25	12,107	12,488
Cooperatieve Rabobank UA	3.750%	7/21/26	5,620	5,528
Credit Suisse AG	3.625%	9/9/24	29,312	29,712
4 Credit Suisse Group AG	3.574%	1/9/23	7,000	7,018
Credit Suisse Group Funding Guernsey Ltd.	3.750%	3/26/25	15,997	16,098
Credit Suisse Group Funding Guernsey Ltd.	4.550%	4/17/26	7,075	7,399
Deutsche Bank AG	4.100%	1/13/26	500	486
Deutsche Bank AG	4.100%	1/13/26	7,179	6,854
Deutsche Bank AG (New York Branch)	3.700%	5/30/24	10,030	9,645
Discover Bank	4.250%	3/13/26	2,150	2,187
Discover Bank	3.450%	7/27/26	5,414	5,251
Discover Bank	4.650%	9/13/28	6,500	6,781
Discover Financial Services	3.950%	11/6/24	4,675	4,754

Discover Financial Services	3.750%	3/4/25	5,545	5,524
Discover Financial Services	4.500%	1/30/26	5,000	5,103
Discover Financial Services	4.100%	2/9/27	8,770	8,757
Fifth Third Bancorp	3.950%	3/14/28	3,500	3,598
Fifth Third Bank	3.950%	7/28/25	7,125	7,458
Fifth Third Bank	3.850%	3/15/26	5,740	5,833
FirstMerit Bank NA	4.270%	11/25/26	1,225	1,220
Goldman Sachs Group Inc.	3.850%	7/8/24	20,060	20,480
Goldman Sachs Group Inc.	3.500%	1/23/25	27,578	27,560
Goldman Sachs Group Inc.	3.750%	5/22/25	4,810	4,846
3 Goldman Sachs Group Inc.	3.272%	9/29/25	26,325	25,961
Goldman Sachs Group Inc.	4.250%	10/21/25	8,855	9,073
Goldman Sachs Group Inc.	3.750%	2/25/26	21,564	21,679
Goldman Sachs Group Inc.	3.500%	11/16/26	19,283	19,014
Goldman Sachs Group Inc.	5.950%	1/15/27	5,200	5,827
Goldman Sachs Group Inc.	3.850%	1/26/27	32,530	32,678
3 Goldman Sachs Group Inc.	3.691%	6/5/28	20,800	20,596
3 Goldman Sachs Group Inc.	3.814%	4/23/29	30,525	30,185
3 Goldman Sachs Group Inc.	4.223%	5/1/29	17,092	17,484
HSBC Holdings plc	4.250%	8/18/25	12,112	12,369
HSBC Holdings plc	4.300%	3/8/26	32,135	33,202
HSBC Holdings plc	3.900%	5/25/26	25,910	26,164
3 HSBC Holdings plc	4.292%	9/12/26	25,000	25,781
HSBC Holdings plc	4.375%	11/23/26	14,575	14,939
3 HSBC Holdings plc	4.041%	3/13/28	15,700	15,819
3 HSBC Holdings plc	4.583%	6/19/29	21,625	22,704
HSBC USA Inc.	3.500%	6/23/24	5,795	5,866
Huntington Bancshares Inc.	4.000%	5/15/25	2,400	2,489
ING Groep NV	3.950%	3/29/27	14,495	14,543
ING Groep NV	4.550%	10/2/28	8,450	8,868
JPMorgan Chase & Co.	3.625%	5/13/24	19,580	20,154
JPMorgan Chase & Co.	3.875%	9/10/24	34,790	35,688
JPMorgan Chase & Co.	3.125%	1/23/25	23,986	24,028
JPMorgan Chase & Co.	3.900%	7/15/25	21,142	21,988
JPMorgan Chase & Co.	3.300%	4/1/26	30,610	30,683
JPMorgan Chase & Co.	3.200%	6/15/26	18,895	18,796
JPMorgan Chase & Co.	2.950%	10/1/26	29,057	28,402
JPMorgan Chase & Co.	4.125%	12/15/26	21,929	22,590
3 JPMorgan Chase & Co.	3.960%	1/29/27	8,500	8,787
JPMorgan Chase & Co.	4.250%	10/1/27	5,753	5,986
3 JPMorgan Chase & Co.	3.782%	2/1/28	17,453	17,809
3 JPMorgan Chase & Co.	3.540%	5/1/28	11,237	11,267
3 JPMorgan Chase & Co.	3.509%	1/23/29	9,775	9,685
3 JPMorgan Chase & Co.	4.005%	4/23/29	30,100	30,867
3 JPMorgan Chase & Co.	4.203%	7/23/29	26,750	28,012
3 JPMorgan Chase & Co.	4.452%	12/5/29	12,000	12,787
KeyBank NA	3.300%	6/1/25	3,000	3,038
KeyBank NA	3.400%	5/20/26	7,450	7,398
KeyCorp	4.150%	10/29/25	7,700	8,099
KeyCorp	4.100%	4/30/28	5,000	5,193
Lloyds Banking Group plc	4.500%	11/4/24	12,115	12,269
Lloyds Banking Group plc	4.450%	5/8/25	5,500	5,672
Lloyds Banking Group plc	4.582%	12/10/25	21,689	21,950
Lloyds Banking Group plc	4.650%	3/24/26	2,540	2,571
Lloyds Banking Group plc	3.750%	1/11/27	5,335	5,232
Lloyds Banking Group plc	4.375%	3/22/28	22,250	22,719
Lloyds Banking Group plc	4.550%	8/16/28	6,825	7,072

3 Lloyds Banking Group plc	3.574%	11/7/28	16,320	15,701
Manufacturers & Traders Trust Co.	2.900%	2/6/25	5,755	5,735
Manufacturers & Traders Trust Co.	3.400%	8/17/27	5,950	6,054
Mitsubishi UFJ Financial Group Inc.	3.407%	3/7/24	3,625	3,670
Mitsubishi UFJ Financial Group Inc.	3.777%	3/2/25	7,000	7,212
Mitsubishi UFJ Financial Group Inc.	3.850%	3/1/26	17,830	18,408
Mitsubishi UFJ Financial Group Inc.	2.757%	9/13/26	9,250	8,855
Mitsubishi UFJ Financial Group Inc.	3.677%	2/22/27	8,060	8,269
Mitsubishi UFJ Financial Group Inc.	3.287%	7/25/27	15,500	15,472
Mitsubishi UFJ Financial Group Inc.	3.961%	3/2/28	10,000	10,458
Mitsubishi UFJ Financial Group Inc.	4.050%	9/11/28	7,300	7,711
Mitsubishi UFJ Financial Group Inc.	3.741%	3/7/29	7,500	7,675
Mizuho Financial Group Inc.	2.839%	9/13/26	7,000	6,797
Mizuho Financial Group Inc.	3.663%	2/28/27	2,750	2,812
Mizuho Financial Group Inc.	3.170%	9/11/27	9,800	9,677
Mizuho Financial Group Inc.	4.018%	3/5/28	9,500	10,037
3 Mizuho Financial Group Inc.	4.254%	9/11/29	4,000	4,247
Morgan Stanley	3.875%	4/29/24	25,360	26,022
Morgan Stanley	3.700%	10/23/24	29,217	29,804
Morgan Stanley	4.000%	7/23/25	32,926	33,960
Morgan Stanley	5.000%	11/24/25	9,617	10,317
Morgan Stanley	3.875%	1/27/26	16,381	16,759
Morgan Stanley	3.125%	7/27/26	28,025	27,313
Morgan Stanley	6.250%	8/9/26	1,543	1,790
Morgan Stanley	4.350%	9/8/26	22,133	22,753
Morgan Stanley	3.625%	1/20/27	32,200	32,293
Morgan Stanley	3.950%	4/23/27	11,635	11,650
3 Morgan Stanley	3.591%	7/22/28	29,674	29,461
3 Morgan Stanley	3.772%	1/24/29	17,800	17,800
3 Morgan Stanley	4.431%	1/23/30	10,000	10,529
MUFG Americas Holdings Corp.	3.000%	2/10/25	4,165	4,096
National Australia Bank Ltd.	3.375%	1/14/26	3,150	3,152
National Australia Bank Ltd.	2.500%	7/12/26	11,555	10,945
Northern Trust Corp.	3.950%	10/30/25	4,968	5,228
Northern Trust Corp.	3.650%	8/3/28	3,000	3,136
3 Northern Trust Corp.	3.375%	5/8/32	3,050	3,002
People's United Bank NA	4.000%	7/15/24	1,675	1,692
PNC Bank NA	3.300%	10/30/24	4,587	4,652
PNC Bank NA	2.950%	2/23/25	4,541	4,525
PNC Bank NA	3.250%	6/1/25	6,135	6,188
PNC Bank NA	4.200%	11/1/25	4,300	4,534
PNC Bank NA	3.100%	10/25/27	9,800	9,779
PNC Bank NA	3.250%	1/22/28	3,200	3,231
PNC Bank NA	4.050%	7/26/28	10,750	11,223
PNC Financial Services Group Inc.	3.900%	4/29/24	8,925	9,174
PNC Financial Services Group Inc.	3.150%	5/19/27	4,860	4,835
Royal Bank of Canada	4.650%	1/27/26	15,474	16,399
Royal Bank of Scotland Group plc	5.125%	5/28/24	16,040	16,458
Royal Bank of Scotland Group plc	4.800%	4/5/26	8,964	9,331
3 Royal Bank of Scotland Group plc	4.892%	5/18/29	19,500	20,273
3 Royal Bank of Scotland Group plc	5.076%	1/27/30	13,550	14,260
Santander Holdings USA Inc.	4.500%	7/17/25	14,505	14,928
Santander Holdings USA Inc.	4.400%	7/13/27	10,600	10,504
3 Santander UK Group Holdings plc	3.823%	11/3/28	8,400	8,114
Santander UK plc	4.000%	3/13/24	9,924	10,353
State Street Corp.	3.300%	12/16/24	10,190	10,415
State Street Corp.	3.550%	8/18/25	8,063	8,365

State Street Corp.	2.650%	5/19/26	6,540	6,390
3 State Street Corp.	4.141%	12/3/29	1,500	1,609
Sumitomo Mitsui Banking Corp.	3.400%	7/11/24	3,575	3,620
Sumitomo Mitsui Banking Corp.	3.650%	7/23/25	1,400	1,436
Sumitomo Mitsui Financial Group Inc.	3.784%	3/9/26	12,780	13,175
Sumitomo Mitsui Financial Group Inc.	2.632%	7/14/26	18,271	17,507
Sumitomo Mitsui Financial Group Inc.	3.010%	10/19/26	10,350	10,163
Sumitomo Mitsui Financial Group Inc.	3.446%	1/11/27	18,100	18,253
Sumitomo Mitsui Financial Group Inc.	3.364%	7/12/27	11,296	11,298
Sumitomo Mitsui Financial Group Inc.	3.544%	1/17/28	7,775	7,900
Sumitomo Mitsui Financial Group Inc.	3.944%	7/19/28	3,700	3,871
Sumitomo Mitsui Financial Group Inc.	4.306%	10/16/28	4,000	4,299
SunTrust Bank	3.200%	4/1/24	13,000	13,113
SunTrust Banks Inc.	4.000%	5/1/25	6,420	6,730
SVB Financial Group	3.500%	1/29/25	3,825	3,775
Synchrony Financial	4.250%	8/15/24	14,065	14,158
Synchrony Financial	4.500%	7/23/25	7,713	7,732
Synchrony Financial	3.700%	8/4/26	4,944	4,661
Synchrony Financial	3.950%	12/1/27	2,506	2,357
Synchrony Financial	5.150%	3/19/29	7,000	7,103
3 Toronto-Dominion Bank	3.625%	9/15/31	14,300	14,133
US Bancorp	3.600%	9/11/24	8,004	8,263
US Bancorp	3.950%	11/17/25	4,933	5,203
US Bancorp	3.100%	4/27/26	7,370	7,369
US Bancorp	2.375%	7/22/26	7,775	7,433
US Bancorp	3.150%	4/27/27	13,825	13,833
US Bancorp	3.900%	4/26/28	6,320	6,733
US Bank NA	2.800%	1/27/25	8,005	7,974
Webster Financial Corp.	4.100%	3/25/29	2,500	2,506
Wells Fargo & Co.	3.300%	9/9/24	23,602	23,823
Wells Fargo & Co.	3.000%	2/19/25	21,303	21,108
Wells Fargo & Co.	3.550%	9/29/25	18,424	18,809
Wells Fargo & Co.	3.000%	4/22/26	30,519	29,681
Wells Fargo & Co.	4.100%	6/3/26	21,211	21,617
Wells Fargo & Co.	3.000%	10/23/26	24,342	23,711
Wells Fargo & Co.	4.300%	7/22/27	18,400	19,140
3 Wells Fargo & Co.	3.584%	5/22/28	18,006	18,110
Wells Fargo & Co.	4.150%	1/24/29	9,000	9,433
Westpac Banking Corp.	2.850%	5/13/26	11,500	11,180
Westpac Banking Corp.	2.700%	8/19/26	6,590	6,324
Westpac Banking Corp.	3.350%	3/8/27	10,690	10,689
3 Westpac Banking Corp.	4.322%	11/23/31	17,500	17,275

Brokerage (0.6%)
Affiliated Managers Group Inc.	3.500%	8/1/25	3,125	3,100
Ameriprise Financial Inc.	3.700%	10/15/24	3,700	3,828
Ameriprise Financial Inc.	2.875%	9/15/26	2,280	2,209
BlackRock Inc.	3.500%	3/18/24	2,154	2,231
BlackRock Inc.	3.200%	3/15/27	1,562	1,584
Brookfield Asset Management Inc.	4.000%	1/15/25	5,910	5,964
Brookfield Finance Inc.	4.250%	6/2/26	2,700	2,724
Brookfield Finance Inc.	3.900%	1/25/28	5,800	5,585
Brookfield Finance Inc.	4.850%	3/29/29	7,850	8,112
Brookfield Finance LLC	4.000%	4/1/24	6,350	6,442
Cboe Global Markets Inc.	3.650%	1/12/27	6,023	6,114
Charles Schwab Corp.	3.000%	3/10/25	100	101
Charles Schwab Corp.	3.850%	5/21/25	3,575	3,760

Charles Schwab Corp.	3.450%	2/13/26	3,635	3,713
Charles Schwab Corp.	3.200%	3/2/27	5,900	5,913
Charles Schwab Corp.	3.200%	1/25/28	5,150	5,144
Charles Schwab Corp.	4.000%	2/1/29	6,750	7,189
CME Group Inc.	3.000%	3/15/25	3,882	3,903
CME Group Inc.	3.750%	6/15/28	3,400	3,587
E*TRADE Financial Corp.	3.800%	8/24/27	5,625	5,463
E*TRADE Financial Corp.	4.500%	6/20/28	2,050	2,085
Eaton Vance Corp.	3.500%	4/6/27	3,370	3,398
Franklin Resources Inc.	2.850%	3/30/25	4,165	4,092
Intercontinental Exchange Inc.	3.750%	12/1/25	9,855	10,241
Intercontinental Exchange Inc.	3.100%	9/15/27	3,200	3,171
Intercontinental Exchange Inc.	3.750%	9/21/28	1,300	1,348
Invesco Finance plc	3.750%	1/15/26	6,250	6,271
Janus Capital Group Inc.	4.875%	8/1/25	2,660	2,753
Jefferies Group LLC	4.850%	1/15/27	11,069	11,138
Lazard Group LLC	3.750%	2/13/25	2,735	2,750
Lazard Group LLC	3.625%	3/1/27	3,895	3,822
Lazard Group LLC	4.500%	9/19/28	4,200	4,327
Legg Mason Inc.	4.750%	3/15/26	5,145	5,317
Nasdaq Inc.	4.250%	6/1/24	1,155	1,202
Nasdaq Inc.	3.850%	6/30/26	7,960	8,036
Raymond James Financial Inc.	3.625%	9/15/26	4,086	4,054
Stifel Financial Corp.	4.250%	7/18/24	4,085	4,208
TD Ameritrade Holding Corp.	3.625%	4/1/25	3,050	3,138
TD Ameritrade Holding Corp.	3.300%	4/1/27	9,236	9,252

Finance Companies (0.3%)
AerCap Ireland Capital DAC / AerCap Global
Aviation Trust	4.450%	10/1/25	3,275	3,287
AerCap Ireland Capital DAC / AerCap Global
Aviation Trust	3.650%	7/21/27	9,192	8,583
AerCap Ireland Capital DAC / AerCap Global
Aviation Trust	3.500%	1/15/25	7,200	6,946
AerCap Ireland Capital DAC / AerCap Global
Aviation Trust	4.450%	4/3/26	2,800	2,807
AerCap Ireland Capital DAC / AerCap Global
Aviation Trust	3.875%	1/23/28	5,400	5,069
Air Lease Corp.	4.250%	9/15/24	5,173	5,291
Air Lease Corp.	3.250%	3/1/25	11,700	11,265
Air Lease Corp.	3.625%	4/1/27	4,775	4,487
Air Lease Corp.	3.625%	12/1/27	2,200	2,054
Air Lease Corp.	4.625%	10/1/28	1,875	1,884
Aircastle Ltd.	4.125%	5/1/24	3,750	3,756
Ares Capital Corp.	4.250%	3/1/25	5,200	5,075
GATX Corp.	3.250%	3/30/25	2,675	2,555
GATX Corp.	3.250%	9/15/26	1,800	1,728
GATX Corp.	3.850%	3/30/27	2,650	2,612
GATX Corp.	3.500%	3/15/28	2,925	2,786
GE Capital International Funding Co.
Unlimited Co.	3.373%	11/15/25	13,686	13,293

Insurance (1.7%)
3 Aegon NV	5.500%	4/11/48	7,290	7,235
Aetna Inc.	3.500%	11/15/24	4,388	4,394
Aflac Inc.	3.625%	11/15/24	4,370	4,514
Aflac Inc.	3.250%	3/17/25	3,765	3,795

Aflac Inc.	2.875%	10/15/26	2,975	2,901
Allied World Assurance Co. Holdings Ltd.	4.350%	10/29/25	4,778	4,762
Allstate Corp.	3.280%	12/15/26	4,155	4,197
American Financial Group Inc.	3.500%	8/15/26	4,200	4,078
American International Group Inc.	3.750%	7/10/25	7,857	7,846
American International Group Inc.	3.900%	4/1/26	9,109	9,145
American International Group Inc.	4.200%	4/1/28	7,860	7,949
American International Group Inc.	4.250%	3/15/29	4,600	4,650
3 American International Group Inc.	5.750%	4/1/48	4,650	4,504
Anthem Inc.	3.500%	8/15/24	10,162	10,285
Anthem Inc.	3.350%	12/1/24	8,705	8,783
Anthem Inc.	3.650%	12/1/27	11,750	11,730
Anthem Inc.	4.101%	3/1/28	11,778	12,133
Aon plc	3.500%	6/14/24	5,720	5,816
Aon plc	3.875%	12/15/25	10,720	11,073
Arch Capital Finance LLC	4.011%	12/15/26	4,640	4,806
Assurant Inc.	4.900%	3/27/28	3,500	3,612
Assured Guaranty US Holdings Inc.	5.000%	7/1/24	3,700	3,969
Athene Holding Ltd.	4.125%	1/12/28	8,575	8,228
AXA Equitable Holdings Inc.	7.000%	4/1/28	2,250	2,619
AXA Equitable Holdings Inc.	4.350%	4/20/28	17,775	18,022
AXIS Specialty Finance plc	4.000%	12/6/27	3,075	3,055
Berkshire Hathaway Inc.	3.125%	3/15/26	23,615	23,827
Brighthouse Financial Inc.	3.700%	6/22/27	10,545	9,510
Brown & Brown Inc.	4.200%	9/15/24	5,255	5,357
Brown & Brown Inc.	4.500%	3/15/29	2,800	2,830
Chubb INA Holdings Inc.	3.350%	5/15/24	5,735	5,857
Chubb INA Holdings Inc.	3.150%	3/15/25	8,778	8,818
Chubb INA Holdings Inc.	3.350%	5/3/26	10,871	11,046
Cigna Holding Co.	3.250%	4/15/25	14,200	14,078
Cigna Holding Co.	3.050%	10/15/27	3,885	3,682
Cincinnati Financial Corp.	6.920%	5/15/28	3,200	3,969
CNA Financial Corp.	3.950%	5/15/24	5,730	5,848
CNA Financial Corp.	4.500%	3/1/26	5,839	6,101
CNA Financial Corp.	3.450%	8/15/27	2,553	2,489
Fairfax Financial Holdings Ltd.	4.850%	4/17/28	5,500	5,519
First American Financial Corp.	4.600%	11/15/24	2,700	2,796
Hanover Insurance Group Inc.	4.500%	4/15/26	4,700	4,799
Humana Inc.	3.850%	10/1/24	5,521	5,627
Humana Inc.	3.950%	3/15/27	4,675	4,713
Kemper Corp.	4.350%	2/15/25	2,500	2,554
Lincoln National Corp.	3.350%	3/9/25	1,500	1,496
Lincoln National Corp.	3.625%	12/12/26	4,083	4,098
Manulife Financial Corp.	4.150%	3/4/26	10,787	11,315
3 Manulife Financial Corp.	4.061%	2/24/32	5,135	4,971
Markel Corp.	3.500%	11/1/27	2,500	2,383
Marsh & McLennan Cos. Inc.	4.050%	10/15/23	2,000	2,077
Marsh & McLennan Cos. Inc.	3.500%	6/3/24	2,140	2,183
Marsh & McLennan Cos. Inc.	3.500%	3/10/25	3,500	3,590
Marsh & McLennan Cos. Inc.	3.750%	3/14/26	5,807	5,990
Marsh & McLennan Cos. Inc.	4.375%	3/15/29	12,000	12,714
Mercury General Corp.	4.400%	3/15/27	3,465	3,423
MetLife Inc.	4.368%	9/15/23	7	8
MetLife Inc.	3.600%	4/10/24	5,669	5,871
MetLife Inc.	3.000%	3/1/25	3,150	3,151
MetLife Inc.	3.600%	11/13/25	3,365	3,470
Old Republic International Corp.	4.875%	10/1/24	4,625	4,865

Old Republic International Corp.	3.875%	8/26/26	4,625	4,578
Principal Financial Group Inc.	3.400%	5/15/25	5,266	5,291
Principal Financial Group Inc.	3.100%	11/15/26	1,700	1,657
Progressive Corp.	2.450%	1/15/27	4,340	4,144
Prudential Financial Inc.	3.500%	5/15/24	3,234	3,355
Prudential Financial Inc.	3.878%	3/27/28	3,000	3,155
3 Prudential Financial Inc.	5.200%	3/15/44	5,525	5,580
3 Prudential Financial Inc.	5.375%	5/15/45	9,150	9,213
3 Prudential Financial Inc.	4.500%	9/15/47	7,125	6,831
3 Prudential Financial Inc.	5.700%	9/15/48	8,300	8,410
Reinsurance Group of America Inc.	3.950%	9/15/26	1,950	1,952
RenaissanceRe Finance Inc.	3.700%	4/1/25	2,800	2,830
RenaissanceRe Finance Inc.	3.450%	7/1/27	1,800	1,768
RenaissanceRe Holdings Ltd.	3.600%	4/15/29	1,250	1,230
Torchmark Corp.	4.550%	9/15/28	3,475	3,663
Trinity Acquisition plc	4.400%	3/15/26	4,680	4,858
UnitedHealth Group Inc.	3.750%	7/15/25	15,330	16,017
UnitedHealth Group Inc.	3.700%	12/15/25	1,965	2,037
UnitedHealth Group Inc.	3.100%	3/15/26	10,547	10,547
UnitedHealth Group Inc.	3.450%	1/15/27	3,154	3,211
UnitedHealth Group Inc.	3.375%	4/15/27	6,365	6,452
UnitedHealth Group Inc.	2.950%	10/15/27	8,300	8,163
UnitedHealth Group Inc.	3.850%	6/15/28	9,920	10,397
UnitedHealth Group Inc.	3.875%	12/15/28	6,750	7,063
Voya Financial Inc.	3.125%	7/15/24	5,790	5,707
Voya Financial Inc.	3.650%	6/15/26	3,504	3,465
Willis North America Inc.	3.600%	5/15/24	6,055	6,090
Willis North America Inc.	4.500%	9/15/28	5,050	5,239
XLIT Ltd.	4.450%	3/31/25	4,171	4,324

Other Finance (0.0%)
ORIX Corp.	3.250%	12/4/24	5,950	5,928
ORIX Corp.	3.700%	7/18/27	4,000	4,031

Real Estate Investment Trusts (1.8%)
Alexandria Real Estate Equities Inc.	3.450%	4/30/25	5,700	5,684
Alexandria Real Estate Equities Inc.	4.300%	1/15/26	2,350	2,435
Alexandria Real Estate Equities Inc.	3.800%	4/15/26	2,000	2,026
Alexandria Real Estate Equities Inc.	3.950%	1/15/28	3,300	3,321
American Campus Communities Operating
Partnership LP	4.125%	7/1/24	2,800	2,865
American Homes 4 Rent LP	4.250%	2/15/28	1,950	1,928
American Homes 4 Rent LP	4.900%	2/15/29	2,800	2,897
AvalonBay Communities Inc.	3.450%	6/1/25	6,967	7,122
AvalonBay Communities Inc.	3.500%	11/15/25	4,700	4,791
AvalonBay Communities Inc.	2.950%	5/11/26	6,288	6,172
AvalonBay Communities Inc.	3.350%	5/15/27	4,635	4,667
Boston Properties LP	3.200%	1/15/25	6,958	6,903
Boston Properties LP	3.650%	2/1/26	7,510	7,541
Boston Properties LP	2.750%	10/1/26	7,291	6,919
Boston Properties LP	4.500%	12/1/28	5,000	5,313
Brandywine Operating Partnership LP	3.950%	11/15/27	7,800	7,737
Brixmor Operating Partnership LP	3.650%	6/15/24	2,375	2,356
Brixmor Operating Partnership LP	3.850%	2/1/25	7,133	7,092
Brixmor Operating Partnership LP	4.125%	6/15/26	5,625	5,612
Brixmor Operating Partnership LP	3.900%	3/15/27	3,175	3,113

Columbia Property Trust Operating
Partnership LP	4.150%	4/1/25	3,700	3,708
Columbia Property Trust Operating
artnership LP	3.650%	8/15/26	6,575	6,307
Corporate Office Properties LP	5.250%	2/15/24	2,975	3,118
CubeSmart LP	3.125%	9/1/26	4,350	4,129
CubeSmart LP	4.375%	2/15/29	878	898
Digital Realty Trust LP	4.750%	10/1/25	4,525	4,800
Digital Realty Trust LP	3.700%	8/15/27	7,835	7,750
Digital Realty Trust LP	4.450%	7/15/28	9,785	10,230
Duke Realty LP	3.750%	12/1/24	1,900	1,937
Duke Realty LP	3.250%	6/30/26	1,450	1,427
Duke Realty LP	3.375%	12/15/27	3,260	3,208
Duke Realty LP	4.000%	9/15/28	1,725	1,781
EPR Properties	4.500%	4/1/25	3,486	3,546
EPR Properties	4.750%	12/15/26	3,800	3,921
EPR Properties	4.500%	6/1/27	3,900	3,937
EPR Properties	4.950%	4/15/28	3,635	3,782
ERP Operating LP	3.375%	6/1/25	2,300	2,334
ERP Operating LP	2.850%	11/1/26	8,125	7,902
ERP Operating LP	3.250%	8/1/27	2,150	2,148
ERP Operating LP	3.500%	3/1/28	1,000	1,014
Essex Portfolio LP	3.875%	5/1/24	2,900	2,973
Essex Portfolio LP	3.500%	4/1/25	6,400	6,420
Essex Portfolio LP	3.375%	4/15/26	4,250	4,198
Essex Portfolio LP	4.000%	3/1/29	2,500	2,561
Federal Realty Investment Trust	3.250%	7/15/27	6,400	6,308
HCP Inc.	3.875%	8/15/24	6,624	6,777
HCP Inc.	3.400%	2/1/25	6,469	6,428
HCP Inc.	4.000%	6/1/25	3,162	3,243
Healthcare Realty Trust Inc.	3.625%	1/15/28	6,306	6,136
Healthcare Trust of America Holdings LP	3.500%	8/1/26	3,200	3,105
Healthcare Trust of America Holdings LP	3.750%	7/1/27	4,500	4,413
Highwoods Realty LP	3.875%	3/1/27	2,625	2,626
Highwoods Realty LP	4.125%	3/15/28	3,700	3,742
Highwoods Realty LP	4.200%	4/15/29	1,400	1,420
Hospitality Properties Trust	4.500%	3/15/25	3,025	2,958
Hospitality Properties Trust	5.250%	2/15/26	5,230	5,317
Hospitality Properties Trust	4.950%	2/15/27	1,610	1,604
Hospitality Properties Trust	3.950%	1/15/28	2,000	1,833
Hospitality Properties Trust	4.375%	2/15/30	1,500	1,383
Host Hotels & Resorts LP	3.875%	4/1/24	3,800	3,811
Host Hotels & Resorts LP	4.000%	6/15/25	4,830	4,814
Hudson Pacific Properties LP	3.950%	11/1/27	1,150	1,113
Kilroy Realty LP	3.450%	12/15/24	4,683	4,635
Kilroy Realty LP	4.375%	10/1/25	3,489	3,605
Kilroy Realty LP	4.750%	12/15/28	1,525	1,620
Kimco Realty Corp.	3.300%	2/1/25	7,260	7,183
Kimco Realty Corp.	2.800%	10/1/26	4,050	3,810
Kite Realty Group LP	4.000%	10/1/26	2,750	2,575
Liberty Property LP	3.750%	4/1/25	4,150	4,190
Liberty Property LP	3.250%	10/1/26	1,900	1,841
Liberty Property LP	4.375%	2/1/29	600	625
Life Storage LP	3.875%	12/15/27	2,945	2,890
LifeStorage LP	3.500%	7/1/26	4,075	3,922
Mid-America Apartments LP	3.750%	6/15/24	1,900	1,916
Mid-America Apartments LP	4.000%	11/15/25	4,225	4,346

Mid-America Apartments LP	3.600%	6/1/27	10,245	10,186
Mid-America Apartments LP	3.950%	3/15/29	2,230	2,268
National Retail Properties Inc.	3.900%	6/15/24	4,825	4,948
National Retail Properties Inc.	4.000%	11/15/25	1,150	1,177
National Retail Properties Inc.	3.600%	12/15/26	3,150	3,135
National Retail Properties Inc.	4.300%	10/15/28	2,500	2,605
Omega Healthcare Investors Inc.	4.950%	4/1/24	3,550	3,656
Omega Healthcare Investors Inc.	4.500%	1/15/25	4,913	4,974
Omega Healthcare Investors Inc.	5.250%	1/15/26	4,795	5,011
Omega Healthcare Investors Inc.	4.500%	4/1/27	6,986	6,986
Omega Healthcare Investors Inc.	4.750%	1/15/28	2,125	2,162
Physicians Realty LP	4.300%	3/15/27	3,300	3,284
Physicians Realty LP	3.950%	1/15/28	1,707	1,645
Prologis LP	3.750%	11/1/25	5,340	5,577
Prologis LP	3.875%	9/15/28	2,000	2,109
Public Storage	3.094%	9/15/27	3,550	3,468
Realty Income Corp.	3.875%	7/15/24	2,650	2,737
Realty Income Corp.	3.875%	4/15/25	3,500	3,617
Realty Income Corp.	4.125%	10/15/26	6,075	6,369
Realty Income Corp.	3.000%	1/15/27	4,440	4,319
Realty Income Corp.	3.650%	1/15/28	4,414	4,486
Regency Centers LP	3.600%	2/1/27	3,675	3,635
Regency Centers LP	4.125%	3/15/28	2,800	2,875
Sabra Health Care LP	5.125%	8/15/26	3,250	3,190
Select Income REIT	4.250%	5/15/24	2,950	2,844
Select Income REIT	4.500%	2/1/25	3,183	3,058
Senior Housing Properties Trust	4.750%	2/15/28	2,100	1,953
Simon Property Group LP	3.375%	10/1/24	4,855	4,956
Simon Property Group LP	3.500%	9/1/25	7,000	7,145
Simon Property Group LP	3.300%	1/15/26	7,225	7,263
Simon Property Group LP	3.250%	11/30/26	6,180	6,175
Simon Property Group LP	3.375%	6/15/27	7,140	7,193
Simon Property Group LP	3.375%	12/1/27	6,100	6,143
SITE Centers Corp.	3.900%	8/15/24	2,300	2,302
SITE Centers Corp.	3.625%	2/1/25	6,400	6,276
SITE Centers Corp.	4.250%	2/1/26	2,831	2,854
SITE Centers Corp.	4.700%	6/1/27	10,475	10,803
STORE Capital Corp.	4.500%	3/15/28	3,225	3,255
Tanger Properties LP	3.750%	12/1/24	1,550	1,526
Tanger Properties LP	3.125%	9/1/26	1,275	1,181
Tanger Properties LP	3.875%	7/15/27	1,700	1,639
UDR Inc.	3.750%	7/1/24	1,750	1,782
UDR Inc.	4.000%	10/1/25	4,850	4,987
UDR Inc.	2.950%	9/1/26	5,425	5,197
UDR Inc.	3.500%	1/15/28	1,500	1,482
Ventas Realty LP	3.500%	4/15/24	3,200	3,233
Ventas Realty LP	3.750%	5/1/24	3,400	3,482
Ventas Realty LP	3.500%	2/1/25	5,690	5,686
Ventas Realty LP	4.125%	1/15/26	3,561	3,655
Ventas Realty LP	3.250%	10/15/26	6,625	6,430
Ventas Realty LP	4.000%	3/1/28	4,750	4,806
Ventas Realty LP	4.400%	1/15/29	3,000	3,118
VEREIT Operating Partnership LP	4.625%	11/1/25	2,300	2,367
VEREIT Operating Partnership LP	4.875%	6/1/26	5,033	5,237
VEREIT Operating Partnership LP	3.950%	8/15/27	11,266	11,075
Vornado Realty LP	3.500%	1/15/25	3,400	3,373
Weingarten Realty Investors	3.850%	6/1/25	3,500	3,505

Welltower Inc.	4.000%	6/1/25	4,963	5,096
Welltower Inc.	4.250%	4/1/26	6,100	6,293
Welltower Inc.	4.250%	4/15/28	5,975	6,151
Welltower Inc.	4.125%	3/15/29	5,955	6,078
WP Carey Inc.	4.600%	4/1/24	4,675	4,859
WP Carey Inc.	4.000%	2/1/25	1,990	2,006
WP Carey Inc.	4.250%	10/1/26	1,175	1,190
				4,575,181
Industrial (23.6%)
Basic Industry (1.1%)
Air Products & Chemicals Inc.	3.350%	7/31/24	5,800	5,965
Airgas Inc.	3.650%	7/15/24	2,550	2,628
Albemarle Corp.	4.150%	12/1/24	5,165	5,337
ArcelorMittal	6.125%	6/1/25	4,400	4,879
ArcelorMittal	4.550%	3/11/26	6,620	6,752
Celulosa Arauco y Constitucion SA	4.500%	8/1/24	2,000	2,052
Celulosa Arauco y Constitucion SA	3.875%	11/2/27	6,050	5,847
Dow Chemical Co.	3.500%	10/1/24	8,900	8,993
4 Dow Chemical Co.	4.550%	11/30/25	2,000	2,104
4 Dow Chemical Co.	4.800%	11/30/28	5,000	5,379
DowDuPont Inc.	4.493%	11/15/25	13,075	13,922
DowDuPont Inc.	4.725%	11/15/28	19,067	20,544
Eastman Chemical Co.	3.800%	3/15/25	9,424	9,579
Ecolab Inc.	2.700%	11/1/26	9,840	9,555
Ecolab Inc.	3.250%	12/1/27	1,600	1,609
Fibria Overseas Finance Ltd.	5.250%	5/12/24	6,450	6,764
Fibria Overseas Finance Ltd.	4.000%	1/14/25	5,935	5,849
Fibria Overseas Finance Ltd.	5.500%	1/17/27	5,425	5,676
Georgia-Pacific LLC	7.375%	12/1/25	1,679	2,066
International Flavors & Fragrances Inc.	4.450%	9/26/28	2,000	2,094
International Paper Co.	3.650%	6/15/24	10,410	10,687
International Paper Co.	3.800%	1/15/26	7,711	7,919
International Paper Co.	3.000%	2/15/27	1,115	1,072
Kinross Gold Corp.	4.500%	7/15/27	6,617	6,352
LYB International Finance II BV	3.500%	3/2/27	9,147	8,770
LyondellBasell Industries NV	5.750%	4/15/24	8,588	9,372
Methanex Corp.	4.250%	12/1/24	3,500	3,465
Mosaic Co.	4.050%	11/15/27	5,250	5,223
Nucor Corp.	3.950%	5/1/28	3,135	3,252
Nutrien Ltd.	3.375%	3/15/25	5,045	4,990
Nutrien Ltd.	3.000%	4/1/25	4,111	3,984
Nutrien Ltd.	4.000%	12/15/26	6,655	6,743
Nutrien Ltd.	4.200%	4/1/29	1,075	1,105
Packaging Corp. of America	3.650%	9/15/24	2,050	2,021
Praxair Inc.	2.650%	2/5/25	2,156	2,142
Praxair Inc.	3.200%	1/30/26	5,237	5,324
Rio Tinto Finance USA Ltd.	3.750%	6/15/25	14,982	15,707
Rio Tinto Finance USA Ltd.	7.125%	7/15/28	1,000	1,296
RPM International Inc.	3.750%	3/15/27	2,950	2,837
SASOL Financing USA LLC	5.875%	3/27/24	9,950	10,535
SASOL Financing USA LLC	6.500%	9/27/28	6,325	6,902
Sherwin-Williams Co.	3.125%	6/1/24	3,925	3,902
Sherwin-Williams Co.	3.450%	8/1/25	4,300	4,334
Sherwin-Williams Co.	3.950%	1/15/26	3,466	3,503
Sherwin-Williams Co.	3.450%	6/1/27	10,940	10,755
Southern Copper Corp.	3.875%	4/23/25	6,225	6,297
4 Suzano Austria GmbH	6.000%	1/15/29	13,900	14,786

Vale Overseas Ltd.	6.250%	8/10/26	14,150	15,406
Westlake Chemical Corp.	3.600%	8/15/26	6,803	6,588
Weyerhaeuser Co.	4.000%	11/15/29	2,500	2,570
WRKCo Inc.	3.000%	9/15/24	1,455	1,413
WRKCo Inc.	3.750%	3/15/25	7,825	7,841
WRKCo Inc.	4.650%	3/15/26	10,191	10,798
WRKCo Inc.	3.375%	9/15/27	3,946	3,788
WRKCo Inc.	4.000%	3/15/28	5,975	6,046
WRKCo Inc.	4.900%	3/15/29	4,750	5,142
Yamana Gold Inc.	4.950%	7/15/24	3,105	3,190
Yamana Gold Inc.	4.625%	12/15/27	1,275	1,248

Capital Goods (2.1%)
3M Co.	3.000%	8/7/25	2,450	2,495
3M Co.	2.250%	9/19/26	5,050	4,847
3M Co.	2.875%	10/15/27	6,250	6,210
3M Co.	3.625%	9/14/28	7,500	7,854
3M Co.	3.375%	3/1/29	2,400	2,466
ABB Finance USA Inc.	3.800%	4/3/28	5,860	6,149
Allegion US Holding Co. Inc.	3.200%	10/1/24	3,900	3,762
Allegion US Holding Co. Inc.	3.550%	10/1/27	3,750	3,530
Bemis Co. Inc.	3.100%	9/15/26	2,700	2,533
Boeing Co.	2.800%	3/1/24	225	225
Boeing Co.	2.850%	10/30/24	2,551	2,538
Boeing Co.	2.500%	3/1/25	1,092	1,057
Boeing Co.	2.600%	10/30/25	1,400	1,365
Boeing Co.	2.250%	6/15/26	2,395	2,263
Boeing Co.	2.800%	3/1/27	3,412	3,318
Boeing Co.	3.250%	3/1/28	1,800	1,806
Boeing Co.	3.450%	11/1/28	4,136	4,220
Boeing Co.	3.200%	3/1/29	1,100	1,099
Carlisle Cos. Inc.	3.500%	12/1/24	3,700	3,683
Carlisle Cos. Inc.	3.750%	12/1/27	5,450	5,284
Caterpillar Financial Services Corp.	3.300%	6/9/24	3,250	3,326
Caterpillar Financial Services Corp.	3.250%	12/1/24	6,758	6,905
Caterpillar Financial Services Corp.	2.400%	8/9/26	3,535	3,357
Caterpillar Inc.	3.400%	5/15/24	8,646	8,959
CNH Industrial NV	3.850%	11/15/27	6,349	5,944
Dover Corp.	3.150%	11/15/25	4,014	3,927
Eagle Materials Inc.	4.500%	8/1/26	1,550	1,542
Eaton Corp.	3.103%	9/15/27	6,200	6,091
Embraer Netherlands Finance BV	5.050%	6/15/25	4,123	4,356
Embraer Netherlands Finance BV	5.400%	2/1/27	5,388	5,796
Emerson Electric Co.	3.150%	6/1/25	3,300	3,326
Fortive Corp.	3.150%	6/15/26	8,016	7,793
Fortune Brands Home & Security Inc.	4.000%	6/15/25	4,250	4,329
General Dynamics Corp.	2.375%	11/15/24	5,350	5,224
General Dynamics Corp.	3.500%	5/15/25	7,400	7,645
General Dynamics Corp.	2.125%	8/15/26	3,624	3,415
General Dynamics Corp.	2.625%	11/15/27	5,400	5,226
General Dynamics Corp.	3.750%	5/15/28	6,150	6,475
General Electric Co.	3.450%	5/15/24	8,316	8,282
Harris Corp.	3.832%	4/27/25	7,284	7,443
Harris Corp.	4.400%	6/15/28	1,400	1,470
Hexcel Corp.	4.700%	8/15/25	1,500	1,547
Hexcel Corp.	3.950%	2/15/27	3,995	3,994
Honeywell International Inc.	2.500%	11/1/26	9,793	9,540

Hubbell Inc.	3.350%	3/1/26	3,380	3,272
Hubbell Inc.	3.150%	8/15/27	2,700	2,551
Hubbell Inc.	3.500%	2/15/28	4,900	4,764
Huntington Ingalls Industries Inc.	3.483%	12/1/27	6,220	6,080
Illinois Tool Works Inc.	2.650%	11/15/26	2,685	2,634
Ingersoll-Rand Luxembourg Finance SA	3.550%	11/1/24	10,700	10,945
Ingersoll-Rand Luxembourg Finance SA	3.500%	3/21/26	3,175	3,204
Ingersoll-Rand Luxembourg Finance SA	3.800%	3/21/29	8,125	8,223
John Deere Capital Corp.	3.350%	6/12/24	7,010	7,184
John Deere Capital Corp.	2.650%	6/24/24	6,000	5,946
John Deere Capital Corp.	3.450%	3/13/25	1,500	1,543
John Deere Capital Corp.	3.400%	9/11/25	2,300	2,364
John Deere Capital Corp.	2.650%	6/10/26	5,014	4,888
John Deere Capital Corp.	2.800%	9/8/27	7,050	6,936
John Deere Capital Corp.	3.050%	1/6/28	7,050	7,016
John Deere Capital Corp.	3.450%	3/7/29	2,850	2,922
Johnson Controls International plc	3.625%	7/2/24	2,725	2,757
Johnson Controls International plc	3.900%	2/14/26	7,302	7,447
Kennametal Inc.	4.625%	6/15/28	3,750	3,745
L3 Technologies Inc.	3.950%	5/28/24	3,778	3,868
L3 Technologies Inc.	3.850%	12/15/26	6,503	6,589
L3 Technologies Inc.	4.400%	6/15/28	7,450	7,823
Leggett & Platt Inc.	3.800%	11/15/24	3,200	3,214
Leggett & Platt Inc.	3.500%	11/15/27	6,000	5,726
Leggett & Platt Inc.	4.400%	3/15/29	4,000	4,044
Legrand France SA	8.500%	2/15/25	2,700	3,363
Lockheed Martin Corp.	2.900%	3/1/25	5,916	5,874
Lockheed Martin Corp.	3.550%	1/15/26	13,933	14,399
Martin Marietta Materials Inc.	4.250%	7/2/24	2,790	2,858
Martin Marietta Materials Inc.	3.450%	6/1/27	4,575	4,327
Martin Marietta Materials Inc.	3.500%	12/15/27	4,200	4,050
Masco Corp.	4.450%	4/1/25	3,893	4,016
Masco Corp.	4.375%	4/1/26	5,064	5,151
Masco Corp.	3.500%	11/15/27	1,750	1,657
Northrop Grumman Corp.	2.930%	1/15/25	12,850	12,660
Northrop Grumman Corp.	3.200%	2/1/27	3,400	3,344
Northrop Grumman Corp.	3.250%	1/15/28	11,930	11,713
Nvent Finance Sarl	4.550%	4/15/28	2,500	2,547
Oshkosh Corp.	4.600%	5/15/28	2,450	2,478
Owens Corning	4.200%	12/1/24	3,250	3,281
Owens Corning	3.400%	8/15/26	6,260	5,884
Parker-Hannifin Corp.	3.300%	11/21/24	4,585	4,652
Parker-Hannifin Corp.	3.250%	3/1/27	8,247	8,199
Precision Castparts Corp.	3.250%	6/15/25	8,643	8,850
Raytheon Co.	3.150%	12/15/24	2,905	2,960
Republic Services Inc.	3.200%	3/15/25	9,576	9,617
Republic Services Inc.	2.900%	7/1/26	1,133	1,104
Republic Services Inc.	3.375%	11/15/27	4,425	4,452
Rockwell Automation Inc.	3.500%	3/1/29	3,075	3,165
Rockwell Collins Inc.	3.200%	3/15/24	8,060	8,017
Rockwell Collins Inc.	3.500%	3/15/27	9,556	9,407
Roper Technologies Inc.	3.850%	12/15/25	2,275	2,319
Roper Technologies Inc.	3.800%	12/15/26	9,650	9,706
Snap-on Inc.	3.250%	3/1/27	2,575	2,584
Spirit AeroSystems Inc.	3.850%	6/15/26	7,350	7,096
Spirit AeroSystems Inc.	4.600%	6/15/28	11,150	11,185
Stanley Black & Decker Inc.	3.400%	3/1/26	2,500	2,534

Stanley Black & Decker Inc.	4.250%	11/15/28	4,015	4,309
Textron Inc.	4.300%	3/1/24	2,500	2,583
Textron Inc.	3.875%	3/1/25	2,220	2,234
Textron Inc.	4.000%	3/15/26	3,770	3,802
Textron Inc.	3.650%	3/15/27	9,018	8,846
Textron Inc.	3.375%	3/1/28	1,000	957
Timken Co.	3.875%	9/1/24	3,150	3,128
Timken Co.	4.500%	12/15/28	3,000	3,014
United Technologies Corp.	2.800%	5/4/24	11,275	11,137
United Technologies Corp.	3.950%	8/16/25	10,607	11,012
United Technologies Corp.	2.650%	11/1/26	9,875	9,415
United Technologies Corp.	4.125%	11/16/28	30,710	31,905
Vulcan Materials Co.	4.500%	4/1/25	4,004	4,116
Wabtec Corp.	4.400%	3/15/24	540	546
Wabtec Corp.	3.450%	11/15/26	7,581	7,030
Wabtec Corp.	4.950%	9/15/28	8,600	8,713
Waste Management Inc.	3.500%	5/15/24	4,010	4,102
Waste Management Inc.	3.125%	3/1/25	7,556	7,598
Waste Management Inc.	3.150%	11/15/27	8,894	8,833
Xylem Inc.	3.250%	11/1/26	4,685	4,583

Communication (2.9%)
Activision Blizzard Inc.	3.400%	9/15/26	8,235	8,144
Activision Blizzard Inc.	3.400%	6/15/27	2,299	2,239
American Tower Corp.	4.000%	6/1/25	5,549	5,711
American Tower Corp.	3.375%	10/15/26	11,015	10,752
American Tower Corp.	3.125%	1/15/27	3,535	3,387
American Tower Corp.	3.550%	7/15/27	6,175	6,057
American Tower Corp.	3.600%	1/15/28	5,000	4,931
American Tower Corp.	3.950%	3/15/29	6,500	6,531
AT&T Inc.	3.800%	3/1/24	4,298	4,404
AT&T Inc.	4.450%	4/1/24	8,961	9,394
AT&T Inc.	3.950%	1/15/25	11,902	12,154
AT&T Inc.	3.400%	5/15/25	39,200	38,726
AT&T Inc.	4.125%	2/17/26	20,512	20,972
AT&T Inc.	4.250%	3/1/27	11,705	12,004
AT&T Inc.	4.100%	2/15/28	18,310	18,470
AT&T Inc.	4.350%	3/1/29	24,000	24,461
CBS Corp.	3.700%	8/15/24	4,545	4,604
CBS Corp.	3.500%	1/15/25	5,500	5,488
CBS Corp.	4.000%	1/15/26	5,603	5,669
CBS Corp.	2.900%	1/15/27	5,740	5,357
CBS Corp.	3.375%	2/15/28	4,800	4,570
CBS Corp.	4.200%	6/1/29	2,500	2,522
Charter Communications Operating LLC /
Charter Communications Operating Capital	4.908%	7/23/25	33,750	35,632
Charter Communications Operating LLC /
Charter Communications Operating Capital	3.750%	2/15/28	15,760	15,183
Charter Communications Operating LLC /
Charter Communications Operating Capital	5.050%	3/30/29	12,000	12,629
Comcast Corp.	3.700%	4/15/24	19,000	19,634
Comcast Corp.	3.375%	2/15/25	8,215	8,321
Comcast Corp.	3.375%	8/15/25	18,494	18,688
Comcast Corp.	3.950%	10/15/25	15,925	16,652
Comcast Corp.	3.150%	3/1/26	19,529	19,467
Comcast Corp.	2.350%	1/15/27	24,975	23,338
Comcast Corp.	3.300%	2/1/27	11,925	11,891

Comcast Corp.	3.150%	2/15/28	18,480	18,149
Comcast Corp.	4.150%	10/15/28	32,000	33,723
Crown Castle International Corp.	3.200%	9/1/24	6,450	6,389
Crown Castle International Corp.	4.450%	2/15/26	7,313	7,633
Crown Castle International Corp.	3.700%	6/15/26	9,993	9,957
Crown Castle International Corp.	4.000%	3/1/27	2,750	2,794
Crown Castle International Corp.	3.650%	9/1/27	8,259	8,129
Crown Castle International Corp.	3.800%	2/15/28	9,900	9,832
Crown Castle International Corp.	4.300%	2/15/29	1,200	1,237
4 Discovery Communications LLC	3.900%	11/15/24	4,550	4,609
Discovery Communications LLC	3.450%	3/15/25	2,900	2,830
4 Discovery Communications LLC	3.950%	6/15/25	5,975	6,007
Discovery Communications LLC	4.900%	3/11/26	6,541	6,890
Discovery Communications LLC	3.950%	3/20/28	13,650	13,266
Electronic Arts Inc.	4.800%	3/1/26	4,500	4,836
4 Fox Corp.	4.709%	1/25/29	19,000	20,368
Grupo Televisa SAB	6.625%	3/18/25	3,860	4,338
Grupo Televisa SAB	4.625%	1/30/26	2,635	2,712
Interpublic Group of Cos. Inc.	4.200%	4/15/24	4,822	4,952
Interpublic Group of Cos. Inc.	4.650%	10/1/28	4,190	4,366
Omnicom Group Inc. / Omnicom Capital Inc.	3.650%	11/1/24	10,665	10,761
Omnicom Group Inc. / Omnicom Capital Inc.	3.600%	4/15/26	8,326	8,259
RELX Capital Inc.	4.000%	3/18/29	3,000	3,055
Rogers Communications Inc.	3.625%	12/15/25	5,150	5,284
Rogers Communications Inc.	2.900%	11/15/26	4,425	4,303
S&P Global Inc.	4.000%	6/15/25	7,058	7,405
S&P Global Inc.	4.400%	2/15/26	6,515	6,985
S&P Global Inc.	2.950%	1/22/27	4,150	4,033
Telefonica Emisiones SAU	4.103%	3/8/27	12,000	12,147
TELUS Corp.	2.800%	2/16/27	5,600	5,350
TELUS Corp.	3.700%	9/15/27	450	456
Thomson Reuters Corp.	3.350%	5/15/26	4,600	4,396
Verizon Communications Inc.	3.500%	11/1/24	8,977	9,173
Verizon Communications Inc.	3.376%	2/15/25	23,502	23,833
Verizon Communications Inc.	2.625%	8/15/26	20,426	19,502
Verizon Communications Inc.	4.125%	3/16/27	29,076	30,448
Verizon Communications Inc.	4.329%	9/21/28	36,901	39,099
4 Verizon Communications Inc.	4.016%	12/3/29	12,000	12,352
Viacom Inc.	3.875%	4/1/24	4,220	4,302
Vodafone Group plc	4.125%	5/30/25	12,673	12,917
Vodafone Group plc	4.375%	5/30/28	22,625	22,885
4 Walt Disney Co.	4.000%	10/1/23	2,825	2,952
4 Walt Disney Co.	3.700%	9/15/24	5,525	5,722
Walt Disney Co.	3.150%	9/17/25	6,000	6,116
4 Walt Disney Co.	3.700%	10/15/25	2,625	2,727
Walt Disney Co.	3.000%	2/13/26	5,965	5,984
Walt Disney Co.	1.850%	7/30/26	18,692	17,289
4 Walt Disney Co.	3.375%	11/15/26	4,100	4,191
Warner Media LLC	3.550%	6/1/24	9,600	9,686
Warner Media LLC	3.600%	7/15/25	8,380	8,351
Warner Media LLC	3.875%	1/15/26	5,125	5,147
Warner Media LLC	2.950%	7/15/26	175	166
Warner Media LLC	3.800%	2/15/27	11,702	11,653
WPP Finance 2010	3.750%	9/19/24	3,873	3,805

Consumer Cyclical (3.0%)
Alibaba Group Holding Ltd.	3.600%	11/28/24	17,000	17,410

Alibaba Group Holding Ltd.	3.400%	12/6/27	20,625	20,287
Amazon.com Inc.	2.800%	8/22/24	19,060	19,071
Amazon.com Inc.	3.800%	12/5/24	10,023	10,539
Amazon.com Inc.	5.200%	12/3/25	6,900	7,833
Amazon.com Inc.	3.150%	8/22/27	20,475	20,613
American Honda Finance Corp.	2.300%	9/9/26	2,350	2,211
American Honda Finance Corp.	3.500%	2/15/28	4,200	4,306
Aptiv plc	4.250%	1/15/26	5,400	5,540
Aptiv plc	4.350%	3/15/29	1,300	1,319
Automatic Data Processing Inc.	3.375%	9/15/25	9,477	9,810
AutoNation Inc.	3.500%	11/15/24	3,800	3,617
AutoNation Inc.	4.500%	10/1/25	5,040	5,011
AutoNation Inc.	3.800%	11/15/27	3,750	3,500
AutoZone Inc.	3.250%	4/15/25	4,120	4,066
AutoZone Inc.	3.125%	4/21/26	4,100	4,002
AutoZone Inc.	3.750%	6/1/27	6,647	6,693
Best Buy Co. Inc.	4.450%	10/1/28	2,685	2,707
Block Financial LLC	5.250%	10/1/25	3,025	3,126
Booking Holdings Inc.	3.650%	3/15/25	2,250	2,297
Booking Holdings Inc.	3.600%	6/1/26	11,680	11,887
Booking Holdings Inc.	3.550%	3/15/28	4,000	3,987
BorgWarner Inc.	3.375%	3/15/25	3,200	3,166
Costco Wholesale Corp.	2.750%	5/18/24	8,326	8,383
Costco Wholesale Corp.	3.000%	5/18/27	7,053	7,030
Darden Restaurants Inc.	3.850%	5/1/27	4,050	4,019
Delphi Corp.	4.150%	3/15/24	6,516	6,689
Dollar General Corp.	4.150%	11/1/25	5,312	5,522
Dollar General Corp.	3.875%	4/15/27	5,750	5,809
Dollar General Corp.	4.125%	5/1/28	2,500	2,558
Dollar Tree Inc.	4.000%	5/15/25	9,700	9,810
Dollar Tree Inc.	4.200%	5/15/28	9,250	9,192
eBay Inc.	3.450%	8/1/24	6,825	6,844
eBay Inc.	3.600%	6/5/27	6,750	6,581
Expedia Group Inc.	4.500%	8/15/24	3,610	3,738
Expedia Group Inc.	5.000%	2/15/26	3,745	3,958
Expedia Group Inc.	3.800%	2/15/28	11,369	10,968
Ford Motor Co.	4.346%	12/8/26	8,575	7,940
Ford Motor Co.	6.625%	10/1/28	2,427	2,518
Ford Motor Credit Co. LLC	3.664%	9/8/24	4,563	4,210
Ford Motor Credit Co. LLC	4.687%	6/9/25	7,700	7,341
Ford Motor Credit Co. LLC	4.134%	8/4/25	12,113	11,182
Ford Motor Credit Co. LLC	4.389%	1/8/26	9,114	8,440
Ford Motor Credit Co. LLC	3.815%	11/2/27	5,880	5,134
General Motors Co.	4.000%	4/1/25	2,283	2,254
General Motors Co.	5.000%	10/1/28	6,500	6,479
General Motors Financial Co. Inc.	3.950%	4/13/24	9,200	9,108
General Motors Financial Co. Inc.	3.500%	11/7/24	7,250	7,011
General Motors Financial Co. Inc.	4.000%	1/15/25	7,843	7,683
General Motors Financial Co. Inc.	4.350%	4/9/25	6,925	6,898
General Motors Financial Co. Inc.	4.300%	7/13/25	6,941	6,878
General Motors Financial Co. Inc.	5.250%	3/1/26	9,000	9,282
General Motors Financial Co. Inc.	4.000%	10/6/26	6,110	5,842
General Motors Financial Co. Inc.	4.350%	1/17/27	16,742	16,263
General Motors Financial Co. Inc.	3.850%	1/5/28	6,300	5,823
General Motors Financial Co. Inc.	5.650%	1/17/29	6,500	6,720
GLP Capital LP / GLP Financing II Inc.	5.250%	6/1/25	7,300	7,638
GLP Capital LP / GLP Financing II Inc.	5.375%	4/15/26	7,525	7,882

GLP Capital LP / GLP Financing II Inc.	5.750%	6/1/28	9,225	9,917
Harley-Davidson Inc.	3.500%	7/28/25	4,620	4,486
Harman International Industries Inc.	4.150%	5/15/25	3,200	3,294
Home Depot Inc.	3.350%	9/15/25	10,185	10,507
Home Depot Inc.	3.000%	4/1/26	12,877	12,942
Home Depot Inc.	2.125%	9/15/26	7,900	7,450
Home Depot Inc.	2.800%	9/14/27	3,880	3,822
Home Depot Inc.	3.900%	12/6/28	5,075	5,380
Hyatt Hotels Corp.	4.850%	3/15/26	3,643	3,852
Hyatt Hotels Corp.	4.375%	9/15/28	4,000	4,085
IHS Markit Ltd.	4.750%	8/1/28	6,000	6,270
JD.com Inc.	3.875%	4/29/26	4,825	4,715
Kohl's Corp.	4.250%	7/17/25	5,150	5,269
Lear Corp.	5.250%	1/15/25	6,365	6,596
Lear Corp.	3.800%	9/15/27	5,449	5,231
Lowe's Cos. Inc.	3.125%	9/15/24	2,861	2,863
Lowe's Cos. Inc.	3.375%	9/15/25	6,123	6,156
Lowe's Cos. Inc.	2.500%	4/15/26	9,127	8,599
Lowe's Cos. Inc.	3.100%	5/3/27	14,956	14,536
Macy's Retail Holdings Inc.	3.625%	6/1/24	4,635	4,452
Magna International Inc.	3.625%	6/15/24	6,350	6,456
Magna International Inc.	4.150%	10/1/25	5,500	5,748
Marriott International Inc.	3.600%	4/15/24	5,515	5,562
Marriott International Inc.	3.750%	3/15/25	2,500	2,522
Marriott International Inc.	3.750%	10/1/25	2,735	2,757
Marriott International Inc.	3.125%	6/15/26	6,675	6,470
Marriott International Inc.	4.000%	4/15/28	4,500	4,554
Mastercard Inc.	3.375%	4/1/24	6,760	6,982
Mastercard Inc.	2.950%	11/21/26	10,450	10,489
Mastercard Inc.	3.500%	2/26/28	1,800	1,877
McDonald's Corp.	3.375%	5/26/25	9,209	9,370
McDonald's Corp.	3.700%	1/30/26	10,300	10,657
McDonald's Corp.	3.500%	3/1/27	10,575	10,727
McDonald's Corp.	3.800%	4/1/28	7,635	7,893
NIKE Inc.	2.375%	11/1/26	8,775	8,463
Nordstrom Inc.	4.000%	3/15/27	3,400	3,352
O'Reilly Automotive Inc.	3.550%	3/15/26	3,562	3,533
O'Reilly Automotive Inc.	3.600%	9/1/27	10,525	10,418
QVC Inc.	4.850%	4/1/24	5,200	5,306
QVC Inc.	4.450%	2/15/25	1,786	1,784
Ralph Lauren Corp.	3.750%	9/15/25	2,500	2,568
Royal Caribbean Cruises Ltd.	3.700%	3/15/28	6,090	5,862
Sands China Ltd.	5.125%	8/8/25	14,400	15,084
Sands China Ltd.	5.400%	8/8/28	15,235	15,940
Starbucks Corp.	3.800%	8/15/25	16,100	16,595
Starbucks Corp.	2.450%	6/15/26	3,800	3,589
Starbucks Corp.	3.500%	3/1/28	3,500	3,526
Starbucks Corp.	4.000%	11/15/28	2,000	2,087
Tapestry Inc.	4.250%	4/1/25	5,450	5,467
Tapestry Inc.	4.125%	7/15/27	4,850	4,631
Target Corp.	3.500%	7/1/24	8,462	8,829
Target Corp.	2.500%	4/15/26	7,912	7,702
TJX Cos. Inc.	2.250%	9/15/26	9,564	9,087
Toyota Motor Corp.	3.669%	7/20/28	1,378	1,444
Toyota Motor Credit Corp.	2.900%	4/17/24	4,250	4,261
Toyota Motor Credit Corp.	3.400%	4/14/25	5,600	5,760
Toyota Motor Credit Corp.	3.200%	1/11/27	7,670	7,776

Toyota Motor Credit Corp.	3.050%	1/11/28	4,000	3,986
Toyota Motor Credit Corp.	3.650%	1/8/29	4,000	4,177
Visa Inc.	3.150%	12/14/25	35,161	35,674
Visa Inc.	2.750%	9/15/27	5,675	5,597
Walgreens Boots Alliance Inc.	3.800%	11/18/24	15,903	16,151
Walgreens Boots Alliance Inc.	3.450%	6/1/26	13,610	13,295
Walmart Inc.	3.300%	4/22/24	11,493	11,843
Walmart Inc.	2.650%	12/15/24	8,500	8,472
Walmart Inc.	3.550%	6/26/25	19,620	20,386
Walmart Inc.	3.700%	6/26/28	17,550	18,474

Consumer Noncyclical (6.5%)
Abbott Laboratories	2.950%	3/15/25	6,295	6,269
Abbott Laboratories	3.875%	9/15/25	2,865	2,997
Abbott Laboratories	3.750%	11/30/26	15,798	16,431
AbbVie Inc.	3.600%	5/14/25	33,054	33,105
AbbVie Inc.	3.200%	5/14/26	20,470	19,845
AbbVie Inc.	4.250%	11/14/28	10,630	10,822
Advocate Health & Hospitals Corp.	3.829%	8/15/28	2,600	2,740
Agilent Technologies Inc.	3.050%	9/22/26	3,650	3,575
Allergan Funding SCS	3.850%	6/15/24	10,829	10,971
Allergan Funding SCS	3.800%	3/15/25	21,973	22,209
Altria Group Inc.	4.400%	2/14/26	11,975	12,339
Altria Group Inc.	2.625%	9/16/26	4,160	3,824
Altria Group Inc.	4.800%	2/14/29	25,000	25,754
AmerisourceBergen Corp.	3.400%	5/15/24	5,437	5,469
AmerisourceBergen Corp.	3.250%	3/1/25	5,883	5,798
AmerisourceBergen Corp.	3.450%	12/15/27	6,925	6,742
Amgen Inc.	3.625%	5/22/24	5,259	5,401
Amgen Inc.	3.125%	5/1/25	6,535	6,531
Amgen Inc.	2.600%	8/19/26	13,160	12,423
Amgen Inc.	3.200%	11/2/27	6,230	6,093
4 Anheuser-Busch Cos. LLC / Anheuser-Busch
InBev Worldwide Inc.	3.650%	2/1/26	40,826	40,944
Anheuser-Busch InBev Finance Inc.	3.650%	2/1/26	100	100
Anheuser-Busch InBev Worldwide Inc.	4.150%	1/23/25	19,610	20,430
Anheuser-Busch InBev Worldwide Inc.	4.000%	4/13/28	4,950	5,040
Anheuser-Busch InBev Worldwide Inc.	4.750%	1/23/29	49,050	52,206
Archer-Daniels-Midland Co.	2.500%	8/11/26	8,803	8,457
AstraZeneca plc	3.375%	11/16/25	16,391	16,540
AstraZeneca plc	3.125%	6/12/27	5,175	5,044
AstraZeneca plc	4.000%	1/17/29	3,500	3,631
BAT Capital Corp.	3.222%	8/15/24	17,414	17,038
BAT Capital Corp.	3.557%	8/15/27	27,895	26,386
Baxalta Inc.	4.000%	6/23/25	6,905	7,100
Baxter International Inc.	2.600%	8/15/26	6,167	5,878
Becton Dickinson & Co.	3.363%	6/6/24	14,986	14,973
Becton Dickinson & Co.	3.734%	12/15/24	12,022	12,190
Becton Dickinson & Co.	3.700%	6/6/27	25,141	25,032
Biogen Inc.	4.050%	9/15/25	17,638	18,034
Boston Scientific Corp.	3.850%	5/15/25	6,350	6,520
Boston Scientific Corp.	3.750%	3/1/26	6,300	6,424
Boston Scientific Corp.	4.000%	3/1/28	6,620	6,809
Boston Scientific Corp.	4.000%	3/1/29	8,525	8,786
Bristol-Myers Squibb Co.	3.250%	2/27/27	7,098	7,095
Brown-Forman Corp.	3.500%	4/15/25	2,950	3,017
Bunge Ltd. Finance Corp.	3.250%	8/15/26	4,537	4,069

Bunge Ltd. Finance Corp.	3.750%	9/25/27	5,250	4,810
Campbell Soup Co.	3.950%	3/15/25	11,275	11,386
Campbell Soup Co.	3.300%	3/19/25	260	252
Campbell Soup Co.	4.150%	3/15/28	9,650	9,603
Cardinal Health Inc.	3.079%	6/15/24	9,113	8,876
Cardinal Health Inc.	3.750%	9/15/25	3,325	3,327
Cardinal Health Inc.	3.410%	6/15/27	11,382	10,777
Celgene Corp.	3.625%	5/15/24	10,830	10,983
Celgene Corp.	3.875%	8/15/25	18,775	19,204
Celgene Corp.	3.450%	11/15/27	4,847	4,789
Celgene Corp.	3.900%	2/20/28	15,775	16,082
CHRISTUS Health	4.341%	7/1/28	3,000	3,192
Church & Dwight Co. Inc.	3.150%	8/1/27	3,375	3,268
4 Cigna Corp.	4.125%	11/15/25	8,650	8,947
4 Cigna Corp.	4.375%	10/15/28	31,700	32,905
Clorox Co.	3.500%	12/15/24	3,000	3,098
Clorox Co.	3.100%	10/1/27	3,550	3,496
Clorox Co.	3.900%	5/15/28	4,225	4,416
Coca-Cola Co.	2.875%	10/27/25	12,700	12,742
Coca-Cola Co.	2.550%	6/1/26	2,175	2,117
Coca-Cola Co.	2.250%	9/1/26	10,350	9,853
Coca-Cola Co.	2.900%	5/25/27	4,500	4,466
Coca-Cola Consolidated Inc.	3.800%	11/25/25	3,570	3,643
Colgate-Palmolive Co.	3.250%	3/15/24	4,895	5,032
Conagra Brands Inc.	4.300%	5/1/24	7,675	7,947
Conagra Brands Inc.	4.600%	11/1/25	6,850	7,183
Conagra Brands Inc.	4.850%	11/1/28	10,400	10,933
Constellation Brands Inc.	4.750%	11/15/24	4,100	4,370
Constellation Brands Inc.	4.400%	11/15/25	3,000	3,133
Constellation Brands Inc.	4.750%	12/1/25	3,417	3,645
Constellation Brands Inc.	3.700%	12/6/26	6,410	6,375
Constellation Brands Inc.	3.500%	5/9/27	5,650	5,501
Constellation Brands Inc.	3.600%	2/15/28	5,200	5,079
Constellation Brands Inc.	4.650%	11/15/28	4,000	4,236
CVS Health Corp.	3.375%	8/12/24	8,821	8,745
CVS Health Corp.	4.100%	3/25/25	39,426	40,433
CVS Health Corp.	3.875%	7/20/25	27,593	27,952
CVS Health Corp.	2.875%	6/1/26	17,182	16,253
CVS Health Corp.	6.250%	6/1/27	150	171
CVS Health Corp.	4.300%	3/25/28	69,311	70,335
Danaher Corp.	3.350%	9/15/25	3,475	3,487
Diageo Capital plc	3.875%	5/18/28	2,278	2,410
Edwards Lifesciences Corp.	4.300%	6/15/28	3,000	3,146
Eli Lilly & Co.	2.750%	6/1/25	6,770	6,770
Eli Lilly & Co.	3.100%	5/15/27	7,300	7,341
Eli Lilly & Co.	3.375%	3/15/29	9,507	9,723
Estee Lauder Cos. Inc.	3.150%	3/15/27	5,350	5,355
Express Scripts Holding Co.	3.500%	6/15/24	9,335	9,392
Express Scripts Holding Co.	4.500%	2/25/26	14,496	15,141
Express Scripts Holding Co.	3.400%	3/1/27	14,734	14,382
Flowers Foods Inc.	3.500%	10/1/26	1,650	1,591
General Mills Inc.	4.000%	4/17/25	3,033	3,136
General Mills Inc.	3.200%	2/10/27	7,200	6,980
General Mills Inc.	4.200%	4/17/28	14,203	14,732
Gilead Sciences Inc.	3.700%	4/1/24	16,452	16,995
Gilead Sciences Inc.	3.500%	2/1/25	16,414	16,740
Gilead Sciences Inc.	3.650%	3/1/26	24,220	24,679

Gilead Sciences Inc.	2.950%	3/1/27	8,067	7,838
GlaxoSmithKline Capital Inc.	3.625%	5/15/25	10,000	10,334
GlaxoSmithKline Capital Inc.	3.875%	5/15/28	12,950	13,542
GlaxoSmithKline Capital plc	3.000%	6/1/24	8,075	8,131
Hasbro Inc.	3.500%	9/15/27	3,475	3,344
HCA Inc.	5.250%	4/15/25	11,200	12,026
HCA Inc.	5.250%	6/15/26	12,370	13,251
HCA Inc.	4.500%	2/15/27	8,375	8,616
Hershey Co.	3.200%	8/21/25	2,625	2,682
Hershey Co.	2.300%	8/15/26	4,383	4,173
Ingredion Inc.	3.200%	10/1/26	3,830	3,652
JM Smucker Co.	3.500%	3/15/25	8,296	8,300
JM Smucker Co.	3.375%	12/15/27	3,300	3,220
Johnson & Johnson	2.625%	1/15/25	8,118	8,111
Johnson & Johnson	2.450%	3/1/26	8,235	8,052
Johnson & Johnson	2.950%	3/3/27	10,310	10,352
Johnson & Johnson	2.900%	1/15/28	14,175	14,114
Kaiser Foundation Hospitals	3.150%	5/1/27	4,425	4,446
Kellogg Co.	3.250%	4/1/26	3,425	3,343
Kellogg Co.	3.400%	11/15/27	5,070	4,871
Kellogg Co.	4.300%	5/15/28	3,780	3,877
4 Keurig Dr Pepper Inc.	4.417%	5/25/25	4,950	5,138
Keurig Dr Pepper Inc.	3.400%	11/15/25	1,900	1,854
Keurig Dr Pepper Inc.	2.550%	9/15/26	3,600	3,284
Keurig Dr Pepper Inc.	3.430%	6/15/27	3,425	3,322
4 Keurig Dr Pepper Inc.	4.597%	5/25/28	20,125	20,937
Kimberly-Clark Corp.	3.050%	8/15/25	2,650	2,677
Kimberly-Clark Corp.	2.750%	2/15/26	1,957	1,920
Kimberly-Clark Corp.	3.950%	11/1/28	4,987	5,326
Kraft Heinz Foods Co.	3.950%	7/15/25	15,954	16,085
Kraft Heinz Foods Co.	3.000%	6/1/26	16,601	15,554
Kraft Heinz Foods Co.	4.625%	1/30/29	7,150	7,345
Kroger Co.	3.500%	2/1/26	1,575	1,548
Kroger Co.	2.650%	10/15/26	7,822	7,203
Kroger Co.	3.700%	8/1/27	4,695	4,612
Kroger Co.	7.700%	6/1/29	1,000	1,231
Laboratory Corp. of America Holdings	3.250%	9/1/24	6,100	6,064
Laboratory Corp. of America Holdings	3.600%	2/1/25	7,172	7,138
Laboratory Corp. of America Holdings	3.600%	9/1/27	5,200	5,169
McCormick & Co. Inc.	3.150%	8/15/24	6,685	6,671
McCormick & Co. Inc.	3.400%	8/15/27	5,925	5,797
McKesson Corp.	3.796%	3/15/24	755	771
McKesson Corp.	3.950%	2/16/28	4,875	4,867
Mead Johnson Nutrition Co.	4.125%	11/15/25	7,307	7,751
Medtronic Global Holdings SCA	3.350%	4/1/27	5,581	5,676
Medtronic Inc.	3.500%	3/15/25	32,069	33,037
Merck & Co. Inc.	2.750%	2/10/25	17,952	17,991
Merck & Co. Inc.	3.400%	3/7/29	14,000	14,367
Mercy Health	4.302%	7/1/28	2,040	2,193
Molson Coors Brewing Co.	3.000%	7/15/26	17,131	16,201
Mondelez International Inc.	3.625%	2/13/26	5,000	5,046
Mylan Inc.	4.550%	4/15/28	5,300	5,169
Mylan NV	3.950%	6/15/26	14,380	13,725
Newell Brands Inc.	4.000%	12/1/24	4,380	4,212
Newell Brands Inc.	4.200%	4/1/26	15,693	14,976
Novartis Capital Corp.	3.400%	5/6/24	15,108	15,636
Novartis Capital Corp.	3.000%	11/20/25	16,966	17,244

Novartis Capital Corp.	3.100%	5/17/27	8,544	8,587
PepsiCo Inc.	2.750%	4/30/25	8,037	8,050
PepsiCo Inc.	3.500%	7/17/25	6,970	7,224
PepsiCo Inc.	2.850%	2/24/26	3,664	3,634
PepsiCo Inc.	2.375%	10/6/26	9,368	8,988
PepsiCo Inc.	3.000%	10/15/27	15,125	15,044
Perrigo Finance Unlimited Co.	3.900%	12/15/24	4,867	4,709
Perrigo Finance Unlimited Co.	4.375%	3/15/26	3,765	3,663
Pfizer Inc.	3.400%	5/15/24	5,912	6,114
Pfizer Inc.	2.750%	6/3/26	19,091	18,795
Pfizer Inc.	3.000%	12/15/26	10,600	10,606
Pfizer Inc.	3.600%	9/15/28	7,800	8,123
Pfizer Inc.	3.450%	3/15/29	16,050	16,475
Pharmacia LLC	6.600%	12/1/28	1,850	2,334
Philip Morris International Inc.	3.250%	11/10/24	5,037	5,112
Philip Morris International Inc.	3.375%	8/11/25	5,620	5,668
Philip Morris International Inc.	2.750%	2/25/26	8,850	8,614
Philip Morris International Inc.	3.125%	8/17/27	4,665	4,568
Philip Morris International Inc.	3.125%	3/2/28	1,725	1,677
Procter & Gamble Co.	2.700%	2/2/26	4,458	4,438
Procter & Gamble Co.	2.450%	11/3/26	12,375	12,063
Providence St. Joseph Health Obligated
Group	2.746%	10/1/26	1,675	1,611
Quest Diagnostics Inc.	4.250%	4/1/24	1,600	1,651
Quest Diagnostics Inc.	3.500%	3/30/25	1,950	1,951
Quest Diagnostics Inc.	3.450%	6/1/26	8,325	8,256
Reynolds American Inc.	4.450%	6/12/25	21,123	21,660
Sanofi	3.625%	6/19/28	9,000	9,338
Shire Acquisitions Investments Ireland DAC	3.200%	9/23/26	26,429	25,515
SSM Health Care Corp.	3.823%	6/1/27	2,900	2,947
Stryker Corp.	3.375%	5/15/24	4,725	4,840
Stryker Corp.	3.375%	11/1/25	6,566	6,647
Stryker Corp.	3.500%	3/15/26	6,780	6,850
Stryker Corp.	3.650%	3/7/28	3,375	3,454
Sutter Health	3.695%	8/15/28	3,000	3,094
Sysco Corp.	3.750%	10/1/25	5,650	5,801
Sysco Corp.	3.300%	7/15/26	7,965	7,882
Sysco Corp.	3.250%	7/15/27	8,600	8,391
4 Takeda Pharmaceutical Co. Ltd.	5.000%	11/26/28	15,935	17,211
Thermo Fisher Scientific Inc.	3.650%	12/15/25	3,900	3,995
Thermo Fisher Scientific Inc.	2.950%	9/19/26	8,255	7,942
Thermo Fisher Scientific Inc.	3.200%	8/15/27	6,000	5,848
Tyson Foods Inc.	3.950%	8/15/24	10,818	11,134
Tyson Foods Inc.	3.550%	6/2/27	11,842	11,634
Tyson Foods Inc.	4.350%	3/1/29	8,000	8,267
Unilever Capital Corp.	2.600%	5/5/24	7,700	7,592
Unilever Capital Corp.	3.375%	3/22/25	3,000	3,063
Unilever Capital Corp.	3.100%	7/30/25	2,675	2,690
Unilever Capital Corp.	2.000%	7/28/26	5,700	5,297
Unilever Capital Corp.	2.900%	5/5/27	7,020	6,903
Unilever Capital Corp.	3.500%	3/22/28	9,375	9,620
Whirlpool Corp.	4.000%	3/1/24	2,850	2,923
Whirlpool Corp.	3.700%	5/1/25	1,525	1,527
Whirlpool Corp.	4.750%	2/26/29	5,725	5,881
Zimmer Biomet Holdings Inc.	3.550%	4/1/25	17,222	16,928
Zoetis Inc.	4.500%	11/13/25	3,640	3,842
Zoetis Inc.	3.000%	9/12/27	9,416	9,047

Zoetis Inc.	3.900%	8/20/28	3,616	3,687

Energy (3.6%)
Anadarko Petroleum Corp.	5.550%	3/15/26	9,227	10,057
Andeavor Logistics LP / Tesoro Logistics
Finance Corp.	5.250%	1/15/25	7,943	8,221
Andeavor Logistics LP / Tesoro Logistics
Finance Corp.	4.250%	12/1/27	6,710	6,760
Apache Corp.	4.375%	10/15/28	9,237	9,296
Baker Hughes a GE Co. LLC / Baker Hughes
Co-Obligor Inc.	3.337%	12/15/27	11,058	10,752
Boardwalk Pipelines LP	3.375%	2/1/23	50	49
Boardwalk Pipelines LP	4.950%	12/15/24	4,730	4,903
Boardwalk Pipelines LP	5.950%	6/1/26	6,090	6,456
Boardwalk Pipelines LP	4.450%	7/15/27	4,112	4,030
BP Capital Markets America Inc.	3.224%	4/14/24	7,843	7,948
BP Capital Markets America Inc.	3.796%	9/21/25	5,450	5,642
BP Capital Markets America Inc.	3.410%	2/11/26	4,000	4,081
BP Capital Markets America Inc.	3.119%	5/4/26	9,634	9,599
BP Capital Markets America Inc.	3.017%	1/16/27	8,893	8,739
BP Capital Markets America Inc.	3.588%	4/14/27	9,079	9,223
BP Capital Markets America Inc.	3.937%	9/21/28	7,450	7,811
BP Capital Markets America Inc.	4.234%	11/6/28	21,000	22,425
BP Capital Markets plc	3.535%	11/4/24	6,830	7,050
BP Capital Markets plc	3.506%	3/17/25	6,402	6,526
BP Capital Markets plc	3.279%	9/19/27	8,714	8,687
BP Capital Markets plc	3.723%	11/28/28	3,134	3,246
Buckeye Partners LP	3.950%	12/1/26	10,729	10,228
Canadian Natural Resources Ltd.	3.800%	4/15/24	4,000	4,079
Canadian Natural Resources Ltd.	3.900%	2/1/25	1,791	1,827
Canadian Natural Resources Ltd.	3.850%	6/1/27	12,315	12,305
Cenovus Energy Inc.	4.250%	4/15/27	9,500	9,334
Chevron Corp.	3.326%	11/17/25	7,514	7,760
Chevron Corp.	2.954%	5/16/26	17,480	17,594
Cimarex Energy Co.	4.375%	6/1/24	5,550	5,761
Cimarex Energy Co.	3.900%	5/15/27	6,000	5,979
Cimarex Energy Co.	4.375%	3/15/29	4,000	4,118
Columbia Pipeline Group Inc.	4.500%	6/1/25	9,616	10,030
Concho Resources Inc.	4.375%	1/15/25	1,300	1,334
Concho Resources Inc.	3.750%	10/1/27	13,467	13,349
Concho Resources Inc.	4.300%	8/15/28	8,475	8,729
ConocoPhillips Co.	3.350%	11/15/24	4,373	4,499
ConocoPhillips Co.	4.950%	3/15/26	8,194	9,146
Continental Resources Inc.	3.800%	6/1/24	7,900	7,969
Continental Resources Inc.	4.375%	1/15/28	8,900	9,156
Devon Energy Corp.	5.850%	12/15/25	4,180	4,745
Enable Midstream Partners LP	3.900%	5/15/24	4,450	4,421
Enable Midstream Partners LP	4.400%	3/15/27	6,932	6,772
Enable Midstream Partners LP	4.950%	5/15/28	6,850	6,970
Enbridge Energy Partners LP	5.875%	10/15/25	5,625	6,360
Enbridge Inc.	3.500%	6/10/24	5,225	5,274
Enbridge Inc.	4.250%	12/1/26	5,400	5,603
Enbridge Inc.	3.700%	7/15/27	4,970	4,990
Energy Transfer Operating LP	4.500%	4/15/24	3,000	3,132
Energy Transfer Operating LP	4.050%	3/15/25	7,650	7,759
Energy Transfer Operating LP	4.750%	1/15/26	3,381	3,523
Energy Transfer Operating LP	4.200%	4/15/27	2,500	2,493

Energy Transfer Operating LP	5.500%	6/1/27	8,240	8,925
Energy Transfer Operating LP	5.250%	4/15/29	2,500	2,683
Energy Transfer Partners LP	4.950%	6/15/28	14,150	14,858
Enterprise Products Operating LLC	3.750%	2/15/25	13,337	13,762
Enterprise Products Operating LLC	3.700%	2/15/26	7,117	7,316
Enterprise Products Operating LLC	4.150%	10/16/28	8,750	9,192
3 Enterprise Products Operating LLC	5.250%	8/16/77	4,150	3,803
3 Enterprise Products Operating LLC	5.375%	2/15/78	8,000	7,113
EOG Resources Inc.	3.150%	4/1/25	3,745	3,741
EOG Resources Inc.	4.150%	1/15/26	6,240	6,610
EQM Midstream Partners LP	4.000%	8/1/24	4,050	3,964
EQM Midstream Partners LP	4.125%	12/1/26	2,000	1,863
EQM Midstream Partners LP	5.500%	7/15/28	10,425	10,536
EQT Corp.	3.900%	10/1/27	7,608	7,119
Exxon Mobil Corp.	2.709%	3/6/25	17,701	17,708
Exxon Mobil Corp.	3.043%	3/1/26	21,775	22,093
Halliburton Co.	3.800%	11/15/25	14,339	14,649
Helmerich & Payne Inc.	4.650%	3/15/25	4,360	4,545
Hess Corp.	3.500%	7/15/24	2,450	2,411
Hess Corp.	4.300%	4/1/27	8,414	8,335
HollyFrontier Corp.	5.875%	4/1/26	8,600	9,180
Husky Energy Inc.	4.000%	4/15/24	6,000	6,126
Kerr-McGee Corp.	6.950%	7/1/24	5,745	6,610
Kinder Morgan Energy Partners LP	4.300%	5/1/24	10,853	11,279
Kinder Morgan Energy Partners LP	4.250%	9/1/24	4,950	5,156
Kinder Morgan Inc.	4.300%	6/1/25	8,720	9,088
Kinder Morgan Inc.	4.300%	3/1/28	10,450	10,793
Magellan Midstream Partners LP	5.000%	3/1/26	7,021	7,639
Marathon Oil Corp.	3.850%	6/1/25	7,300	7,411
Marathon Oil Corp.	4.400%	7/15/27	7,655	7,884
4 Marathon Petroleum Corp.	4.750%	12/15/23	10,175	10,739
4 Marathon Petroleum Corp.	5.125%	4/1/24	1,560	1,605
Marathon Petroleum Corp.	3.625%	9/15/24	2,372	2,393
4 Marathon Petroleum Corp.	5.125%	12/15/26	3,975	4,274
4 Marathon Petroleum Corp.	3.800%	4/1/28	5,000	4,962
MPLX LP	4.875%	12/1/24	14,832	15,875
MPLX LP	4.000%	2/15/25	3,405	3,470
MPLX LP	4.875%	6/1/25	8,178	8,715
MPLX LP	4.125%	3/1/27	10,822	10,912
MPLX LP	4.000%	3/15/28	5,495	5,453
MPLX LP	4.800%	2/15/29	6,025	6,328
National Fuel Gas Co.	5.200%	7/15/25	2,337	2,462
National Fuel Gas Co.	3.950%	9/15/27	2,250	2,168
National Fuel Gas Co.	4.750%	9/1/28	1,750	1,776
Newfield Exploration Co.	5.625%	7/1/24	4,000	4,370
Newfield Exploration Co.	5.375%	1/1/26	8,000	8,640
Noble Energy Inc.	3.900%	11/15/24	6,200	6,271
Noble Energy Inc.	3.850%	1/15/28	4,200	4,147
Occidental Petroleum Corp.	3.500%	6/15/25	4,877	5,025
Occidental Petroleum Corp.	3.400%	4/15/26	14,275	14,551
Occidental Petroleum Corp.	3.000%	2/15/27	2,665	2,657
ONEOK Inc.	4.000%	7/13/27	4,900	4,906
ONEOK Inc.	4.550%	7/15/28	6,150	6,366
ONEOK Partners LP	4.900%	3/15/25	4,550	4,836
Patterson-UTI Energy Inc.	3.950%	2/1/28	3,954	3,755
Phillips 66	3.900%	3/15/28	3,079	3,135
Phillips 66 Partners LP	3.605%	2/15/25	4,925	4,934

Phillips 66 Partners LP	3.550%	10/1/26	5,500	5,406
Phillips 66 Partners LP	3.750%	3/1/28	2,750	2,707
Pioneer Natural Resources Co.	4.450%	1/15/26	4,150	4,360
Plains All American Pipeline LP / PAA
Finance Corp.	3.600%	11/1/24	9,455	9,426
Plains All American Pipeline LP / PAA
Finance Corp.	4.650%	10/15/25	6,780	7,054
Plains All American Pipeline LP / PAA
Finance Corp.	4.500%	12/15/26	6,132	6,275
Sabine Pass Liquefaction LLC	5.750%	5/15/24	17,650	19,437
Sabine Pass Liquefaction LLC	5.625%	3/1/25	16,301	17,931
Sabine Pass Liquefaction LLC	5.875%	6/30/26	10,905	12,132
Sabine Pass Liquefaction LLC	5.000%	3/15/27	13,550	14,363
Sabine Pass Liquefaction LLC	4.200%	3/15/28	8,600	8,671
Shell International Finance BV	3.250%	5/11/25	15,761	16,057
Shell International Finance BV	2.875%	5/10/26	15,947	15,871
Shell International Finance BV	2.500%	9/12/26	18,725	18,115
Shell International Finance BV	3.875%	11/13/28	7,000	7,393
Spectra Energy Partners LP	3.500%	3/15/25	3,625	3,629
Spectra Energy Partners LP	3.375%	10/15/26	4,899	4,823
Suncor Energy Inc.	3.600%	12/1/24	6,375	6,526
Sunoco Logistics Partners Operations LP	4.250%	4/1/24	3,116	3,211
Sunoco Logistics Partners Operations LP	5.950%	12/1/25	5,700	6,337
Sunoco Logistics Partners Operations LP	3.900%	7/15/26	5,860	5,830
Sunoco Logistics Partners Operations LP	4.000%	10/1/27	4,375	4,329
TC PipeLines LP	3.900%	5/25/27	5,970	5,903
4 Texas Eastern Transmission LP	2.800%	10/15/22	25	25
Total Capital International SA	3.750%	4/10/24	8,574	8,940
Total Capital International SA	3.455%	2/19/29	9,175	9,366
Total Capital SA	3.883%	10/11/28	8,322	8,811
TransCanada PipeLines Ltd.	4.875%	1/15/26	7,051	7,600
TransCanada PipeLines Ltd.	4.250%	5/15/28	10,500	10,951
Transcontinental Gas Pipe Line Co. LLC	7.850%	2/1/26	1,635	2,042
Transcontinental Gas Pipe Line Co. LLC	4.000%	3/15/28	2,675	2,715
Valero Energy Corp.	3.650%	3/15/25	4,200	4,254
Valero Energy Corp.	3.400%	9/15/26	12,628	12,358
Valero Energy Corp.	4.350%	6/1/28	6,325	6,566
Valero Energy Corp.	4.000%	4/1/29	1,000	1,006
Valero Energy Partners LP	4.375%	12/15/26	5,450	5,653
Valero Energy Partners LP	4.500%	3/15/28	2,800	2,898
Western Gas Partners LP	3.950%	6/1/25	7,125	7,021
Western Gas Partners LP	4.650%	7/1/26	5,814	5,888
Western Gas Partners LP	4.750%	8/15/28	1,700	1,725
Williams Cos. Inc.	4.300%	3/4/24	4,028	4,191
Williams Cos. Inc.	4.550%	6/24/24	4,957	5,213
Williams Cos. Inc.	3.900%	1/15/25	8,458	8,620
Williams Cos. Inc.	4.000%	9/15/25	11,136	11,435
Williams Cos. Inc.	3.750%	6/15/27	15,319	15,210

Other Industrial (0.1%)
CBRE Services Inc.	5.250%	3/15/25	3,375	3,618
CBRE Services Inc.	4.875%	3/1/26	5,660	5,973
Cintas Corp. No 2	3.700%	4/1/27	8,175	8,379
Fluor Corp.	3.500%	12/15/24	4,070	4,036
Fluor Corp.	4.250%	9/15/28	5,875	5,861
Steelcase Inc.	5.125%	1/18/29	3,950	4,115

Technology (3.4%)
Adobe Inc.	3.250%	2/1/25	8,355	8,537
Alphabet Inc.	1.998%	8/15/26	15,469	14,607
Amphenol Corp.	3.200%	4/1/24	2,950	2,943
Analog Devices Inc.	3.900%	12/15/25	1,964	2,006
Analog Devices Inc.	3.500%	12/5/26	4,723	4,672
Apple Inc.	3.450%	5/6/24	10,115	10,451
Apple Inc.	2.850%	5/11/24	13,875	13,925
Apple Inc.	2.750%	1/13/25	12,908	12,834
Apple Inc.	2.500%	2/9/25	11,676	11,510
Apple Inc.	3.200%	5/13/25	17,985	18,313
Apple Inc.	3.250%	2/23/26	29,232	29,765
Apple Inc.	2.450%	8/4/26	19,187	18,577
Apple Inc.	3.350%	2/9/27	18,045	18,395
Apple Inc.	3.200%	5/11/27	20,205	20,394
Apple Inc.	3.000%	6/20/27	11,290	11,246
Apple Inc.	2.900%	9/12/27	25,533	25,194
Apple Inc.	3.000%	11/13/27	5,282	5,243
Applied Materials Inc.	3.900%	10/1/25	5,000	5,261
Applied Materials Inc.	3.300%	4/1/27	9,240	9,340
Arrow Electronics Inc.	3.250%	9/8/24	6,525	6,306
Arrow Electronics Inc.	4.000%	4/1/25	3,184	3,181
Arrow Electronics Inc.	3.875%	1/12/28	2,400	2,315
Autodesk Inc.	4.375%	6/15/25	2,025	2,096
Autodesk Inc.	3.500%	6/15/27	2,550	2,482
Avnet Inc.	4.625%	4/15/26	4,630	4,720
Baidu Inc.	4.375%	5/14/24	5,000	5,191
Baidu Inc.	4.125%	6/30/25	4,000	4,091
Baidu Inc.	3.625%	7/6/27	5,725	5,602
Baidu Inc.	4.375%	3/29/28	4,500	4,629
Baidu Inc.	4.875%	11/14/28	3,000	3,198
Broadcom Corp. / Broadcom Cayman Finance
Ltd.	3.125%	1/15/25	8,000	7,665
Broadcom Corp. / Broadcom Cayman Finance
Ltd.	3.875%	1/15/27	47,295	45,215
Broadcom Corp. / Broadcom Cayman Finance
Ltd.	3.500%	1/15/28	1,500	1,378
4 Broadcom Inc.	4.250%	4/15/26	20,000	19,852
4 Broadcom Inc.	4.750%	4/15/29	10,000	9,953
Broadridge Financial Solutions Inc.	3.400%	6/27/26	3,820	3,720
CA Inc.	4.700%	3/15/27	3,225	3,168
Cadence Design Systems Inc.	4.375%	10/15/24	3,025	3,114
Cisco Systems Inc.	2.950%	2/28/26	6,440	6,435
Cisco Systems Inc.	2.500%	9/20/26	12,653	12,287
Citrix Systems Inc.	4.500%	12/1/27	6,475	6,378
4 Dell International LLC / EMC Corp.	4.000%	7/15/24	4,000	4,030
4 Dell International LLC / EMC Corp.	6.020%	6/15/26	35,850	38,508
4 Dell International LLC / EMC Corp.	4.900%	10/1/26	10,000	10,181
DXC Technology Co.	4.250%	4/15/24	2,600	2,637
DXC Technology Co.	4.750%	4/15/27	2,265	2,307
Fidelity National Information Services Inc.	3.875%	6/5/24	3,613	3,687
Fidelity National Information Services Inc.	5.000%	10/15/25	4,925	5,296
Fidelity National Information Services Inc.	3.000%	8/15/26	14,856	14,217
Fiserv Inc.	3.850%	6/1/25	7,484	7,703
Fiserv Inc.	4.200%	10/1/28	8,820	9,070
Flex Ltd.	4.750%	6/15/25	4,500	4,638
Hewlett Packard Enterprise Co.	4.900%	10/15/25	20,000	21,213

Intel Corp.	2.875%	5/11/24	15,571	15,677
Intel Corp.	3.700%	7/29/25	26,904	28,168
Intel Corp.	2.600%	5/19/26	4,548	4,449
International Business Machines Corp.	3.450%	2/19/26	23,606	23,980
International Business Machines Corp.	6.220%	8/1/27	2,800	3,336
Jabil Inc.	3.950%	1/12/28	4,325	3,993
Juniper Networks Inc.	4.350%	6/15/25	3,900	4,024
Keysight Technologies Inc.	4.550%	10/30/24	5,175	5,384
Keysight Technologies Inc.	4.600%	4/6/27	4,025	4,169
KLA-Tencor Corp.	4.650%	11/1/24	10,880	11,594
KLA-Tencor Corp.	4.100%	3/15/29	7,000	7,134
Lam Research Corp.	3.800%	3/15/25	4,500	4,625
Lam Research Corp.	3.750%	3/15/26	5,000	5,096
Lam Research Corp.	4.000%	3/15/29	7,000	7,152
Marvell Technology Group Ltd.	4.875%	6/22/28	5,250	5,427
Maxim Integrated Products Inc.	3.450%	6/15/27	4,000	3,844
Micron Technology Inc.	4.975%	2/6/26	3,450	3,519
Micron Technology Inc.	5.327%	2/6/29	5,400	5,542
Microsoft Corp.	2.700%	2/12/25	18,640	18,619
Microsoft Corp.	3.125%	11/3/25	24,090	24,671
Microsoft Corp.	2.400%	8/8/26	29,218	28,363
Microsoft Corp.	3.300%	2/6/27	33,670	34,578
Motorola Solutions Inc.	4.000%	9/1/24	5,450	5,534
Motorola Solutions Inc.	4.600%	2/23/28	7,300	7,325
NetApp Inc.	3.300%	9/29/24	3,777	3,702
NVIDIA Corp.	3.200%	9/16/26	8,350	8,316
4 NXP BV / NXP Funding LLC	5.350%	3/1/26	4,150	4,451
4 NXP BV / NXP Funding LLC	5.550%	12/1/28	4,000	4,335
Oracle Corp.	3.400%	7/8/24	16,289	16,659
Oracle Corp.	2.950%	11/15/24	21,000	21,063
Oracle Corp.	2.950%	5/15/25	21,663	21,625
Oracle Corp.	2.650%	7/15/26	25,601	24,819
Oracle Corp.	3.250%	11/15/27	17,569	17,672
QUALCOMM Inc.	2.900%	5/20/24	12,206	12,005
QUALCOMM Inc.	3.450%	5/20/25	18,814	18,926
QUALCOMM Inc.	3.250%	5/20/27	10,903	10,635
salesforce.com Inc.	3.700%	4/11/28	13,400	14,020
Seagate HDD Cayman	4.875%	3/1/24	2,325	2,322
Seagate HDD Cayman	4.750%	1/1/25	8,405	8,153
Seagate HDD Cayman	4.875%	6/1/27	3,925	3,753
Tech Data Corp.	4.950%	2/15/27	1,000	1,004
Texas Instruments Inc.	2.625%	5/15/24	2,600	2,588
Texas Instruments Inc.	2.900%	11/3/27	2,300	2,281
Total System Services Inc.	4.800%	4/1/26	5,155	5,387
Total System Services Inc.	4.450%	6/1/28	3,650	3,724
Trimble Inc.	4.750%	12/1/24	3,877	3,977
Trimble Inc.	4.900%	6/15/28	2,500	2,540
Tyco Electronics Group SA	3.450%	8/1/24	3,200	3,221
Tyco Electronics Group SA	3.700%	2/15/26	3,397	3,425
Tyco Electronics Group SA	3.125%	8/15/27	5,000	4,845
Verisk Analytics Inc.	4.000%	6/15/25	7,784	8,095
Verisk Analytics Inc.	4.125%	3/15/29	2,500	2,569
VMware Inc.	3.900%	8/21/27	9,107	8,764
Xilinx Inc.	2.950%	6/1/24	6,325	6,256

Transportation (0.9%)
3 American Airlines 2013-1 Class A Pass
Through Trust	4.000%	1/15/27	2,358	2,393
3 American Airlines 2014-1 Class A Pass
Through Trust	3.700%	4/1/28	2,419	2,426
3 American Airlines 2015-1 Class A Pass
Through Trust	3.375%	11/1/28	7,112	6,972
3 American Airlines 2015-1 Class B Pass
Through Trust	3.700%	11/1/24	2,144	2,113
3 American Airlines 2016-1 Class A Pass
Through Trust	4.100%	1/15/28	1,277	1,286
3 American Airlines 2016-1 Class AA Pass
Through Trust	3.575%	1/15/28	1,801	1,791
3 American Airlines 2016-2 Class AA Pass
Through Trust	3.200%	12/15/29	4,498	4,393
3 American Airlines 2016-3 Class AA Pass
Through Trust	3.000%	10/15/28	69	66
3 American Airlines 2017-1 Class AA Pass
Through Trust	3.650%	8/15/30	855	858
3 American Airlines 2017-1B Class B Pass
Through Trust	4.950%	2/15/25	1,956	2,003
3 BNSF Funding Trust I	6.613%	12/15/55	100	109
Burlington Northern Santa Fe LLC	3.750%	4/1/24	4,708	4,917
Burlington Northern Santa Fe LLC	3.400%	9/1/24	3,467	3,570
Burlington Northern Santa Fe LLC	3.000%	4/1/25	5,187	5,234
Burlington Northern Santa Fe LLC	3.650%	9/1/25	5,075	5,286
Burlington Northern Santa Fe LLC	7.000%	12/15/25	5,870	7,157
Burlington Northern Santa Fe LLC	3.250%	6/15/27	4,151	4,224
Canadian National Railway Co.	2.950%	11/21/24	3,340	3,357
Canadian National Railway Co.	2.750%	3/1/26	2,595	2,540
Canadian National Railway Co.	6.900%	7/15/28	3,000	3,865
Canadian Pacific Railway Co.	2.900%	2/1/25	5,183	5,088
Canadian Pacific Railway Co.	4.000%	6/1/28	4,570	4,782
CH Robinson Worldwide Inc.	4.200%	4/15/28	6,000	6,209
3 Continental Airlines 2012-1 Class A Pass
Through Trust	4.150%	10/11/25	4,212	4,293
3 Continental Airlines 2012-2 Class A Pass
Through Trust	4.000%	4/29/26	4,902	4,978
CSX Corp.	3.400%	8/1/24	5,920	6,024
CSX Corp.	3.350%	11/1/25	6,250	6,286
CSX Corp.	2.600%	11/1/26	4,650	4,397
CSX Corp.	3.250%	6/1/27	6,780	6,693
CSX Corp.	3.800%	3/1/28	12,500	12,796
CSX Corp.	4.250%	3/15/29	1,000	1,060
3 Delta Air Lines 2015-1 Class AA Pass
Through Trust	3.625%	7/30/27	976	988
3 Delta Air Lines 2019-1 Class AA Pass
Through Trust	3.204%	4/25/24	3,500	3,549
Delta Air Lines Inc.	4.375%	4/19/28	4,600	4,507
FedEx Corp.	3.200%	2/1/25	5,650	5,667
FedEx Corp.	3.250%	4/1/26	6,600	6,571
FedEx Corp.	3.300%	3/15/27	4,000	3,953
FedEx Corp.	3.400%	2/15/28	6,523	6,438
JB Hunt Transport Services Inc.	3.875%	3/1/26	5,775	5,864
Kirby Corp.	4.200%	3/1/28	5,070	5,073
3 Latam Airlines 2015-1 Pass Through Trust A	4.200%	8/15/29	1,481	1,464
Norfolk Southern Corp.	5.590%	5/17/25	2,839	3,183

Norfolk Southern Corp.	3.650%	8/1/25	1,800	1,852
Norfolk Southern Corp.	2.900%	6/15/26	4,160	4,064
Norfolk Southern Corp.	3.150%	6/1/27	2,710	2,679
Norfolk Southern Corp.	3.800%	8/1/28	5,800	5,979
Ryder System Inc.	3.650%	3/18/24	500	511
Southwest Airlines Co.	3.000%	11/15/26	5,570	5,384
Southwest Airlines Co.	3.450%	11/16/27	2,900	2,878
3 Southwest Airlines Co. 2007-1 Pass Through
Trust	6.150%	2/1/24	1,051	1,105
3 Spirit Airlines Class A Pass Through
Certificates Series 2015-1	4.100%	10/1/29	1,425	1,435
Union Pacific Corp.	3.250%	1/15/25	6,728	6,738
Union Pacific Corp.	3.750%	7/15/25	5,700	5,924
Union Pacific Corp.	3.250%	8/15/25	6,320	6,403
Union Pacific Corp.	2.750%	3/1/26	3,529	3,435
Union Pacific Corp.	3.000%	4/15/27	1,531	1,504
Union Pacific Corp.	3.950%	9/10/28	7,306	7,644
Union Pacific Corp.	3.700%	3/1/29	10,000	10,275
3 United Airlines 2013-1 Class A Pass Through
Trust	4.300%	2/15/27	4,152	4,252
3 United Airlines 2014-1 Class A Pass Through
Trust	4.000%	10/11/27	4,108	4,181
3 United Airlines 2014-2 Class A Pass Through
Trust	3.750%	3/3/28	5,818	5,858
3 United Airlines 2015-1 Class AA Pass
Through Trust	3.450%	12/1/27	1,758	1,740
3 United Airlines 2016-1 Class A Pass Through
Trust	3.450%	1/7/30	2,763	2,698
3 United Airlines 2016-1 Class AA Pass
Through Trust	3.100%	7/7/28	2,855	2,758
3 United Airlines 2016-2 Class AA Pass
Through Trust	2.875%	10/7/28	6,251	5,954
United Parcel Service Inc.	2.800%	11/15/24	3,575	3,592
United Parcel Service Inc.	2.400%	11/15/26	3,100	2,982
United Parcel Service Inc.	3.050%	11/15/27	6,920	6,903
United Parcel Service Inc.	3.400%	3/15/29	5,200	5,283
3 US Airways 2012-1 Class A Pass Through
Trust	5.900%	4/1/26	373	404
3 US Airways 2013-1 Class A Pass Through
Trust	3.950%	5/15/27	3,017	3,039
3 US Airways Inc. 2012-2 Class A Pass
Through Trust	4.625%	12/3/26	817	848
				7,336,377
Utilities (2.0%)
Electric (1.8%)
AEP Texas Inc.	3.950%	6/1/28	3,250	3,389
AEP Transmission Co. LLC	3.100%	12/1/26	3,370	3,336
Ameren Corp.	3.650%	2/15/26	2,662	2,671
Ameren Illinois Co.	3.250%	3/1/25	2,700	2,735
Ameren Illinois Co.	3.800%	5/15/28	3,350	3,510
American Electric Power Co. Inc.	3.200%	11/13/27	2,800	2,730
American Electric Power Co. Inc.	4.300%	12/1/28	3,300	3,496
Appalachian Power Co.	3.400%	6/1/25	2,400	2,433
Arizona Public Service Co.	3.150%	5/15/25	2,335	2,348
Arizona Public Service Co.	2.950%	9/15/27	2,725	2,657
Avangrid Inc.	3.150%	12/1/24	5,775	5,707
Baltimore Gas & Electric Co.	2.400%	8/15/26	3,000	2,836

Berkshire Hathaway Energy Co.	3.500%	2/1/25	3,811	3,906
Berkshire Hathaway Energy Co.	3.250%	4/15/28	5,000	4,972
Black Hills Corp.	3.950%	1/15/26	3,400	3,456
Black Hills Corp.	3.150%	1/15/27	3,700	3,529
CenterPoint Energy Houston Electric LLC	2.400%	9/1/26	1,700	1,611
CenterPoint Energy Houston Electric LLC	3.000%	2/1/27	2,250	2,219
CenterPoint Energy Inc.	4.250%	11/1/28	3,770	3,908
Cleco Corporate Holdings LLC	3.743%	5/1/26	4,780	4,670
CMS Energy Corp.	3.000%	5/15/26	3,000	2,922
CMS Energy Corp.	3.450%	8/15/27	3,225	3,236
Commonwealth Edison Co.	2.550%	6/15/26	6,650	6,402
Commonwealth Edison Co.	2.950%	8/15/27	3,050	2,990
Commonwealth Edison Co.	3.700%	8/15/28	4,933	5,143
Connecticut Light & Power Co.	3.200%	3/15/27	3,775	3,785
Consolidated Edison Co. of New York Inc.	3.125%	11/15/27	5,425	5,394
Dominion Energy Inc.	3.900%	10/1/25	4,930	5,104
Dominion Energy Inc.	2.850%	8/15/26	3,850	3,700
Dominion Energy Inc.	4.250%	6/1/28	4,100	4,296
3 Dominion Energy Inc.	5.750%	10/1/54	4,600	4,691
DTE Electric Co.	3.375%	3/1/25	1,675	1,701
DTE Energy Co.	3.500%	6/1/24	2,683	2,714
DTE Energy Co.	2.850%	10/1/26	5,703	5,434
DTE Energy Co.	3.800%	3/15/27	4,275	4,313
Duke Energy Carolinas LLC	2.950%	12/1/26	3,500	3,466
Duke Energy Carolinas LLC	3.950%	11/15/28	6,150	6,539
Duke Energy Corp.	3.750%	4/15/24	9,227	9,504
Duke Energy Corp.	2.650%	9/1/26	8,904	8,474
Duke Energy Corp.	3.150%	8/15/27	6,200	6,100
Duke Energy Florida LLC	3.200%	1/15/27	5,000	5,037
Duke Energy Florida LLC	3.800%	7/15/28	2,800	2,927
Duke Energy Ohio Inc.	3.650%	2/1/29	4,300	4,465
Duke Energy Progress LLC	3.250%	8/15/25	5,204	5,290
Duke Energy Progress LLC	3.700%	9/1/28	4,700	4,889
Duke Energy Progress LLC	3.450%	3/15/29	9,750	9,963
Edison International	4.125%	3/15/28	4,100	3,877
Emera US Finance LP	3.550%	6/15/26	7,690	7,604
Enel Americas SA	4.000%	10/25/26	1,000	986
Enel Chile SA	4.875%	6/12/28	8,500	8,927
Entergy Arkansas Inc.	3.700%	6/1/24	1,500	1,555
Entergy Arkansas Inc.	3.500%	4/1/26	7,113	7,245
Entergy Corp.	2.950%	9/1/26	5,255	5,017
Entergy Gulf States Louisiana LLC	5.590%	10/1/24	4,670	5,251
Entergy Louisiana LLC	5.400%	11/1/24	1,735	1,962
Entergy Louisiana LLC	2.400%	10/1/26	3,655	3,435
Entergy Louisiana LLC	3.120%	9/1/27	5,725	5,645
Entergy Louisiana LLC	3.250%	4/1/28	4,000	3,990
Entergy Mississippi Inc.	2.850%	6/1/28	1,085	1,045
Eversource Energy	2.900%	10/1/24	3,600	3,566
Eversource Energy	3.150%	1/15/25	2,335	2,329
Eversource Energy	3.300%	1/15/28	5,000	4,932
Exelon Corp.	3.950%	6/15/25	6,338	6,567
Exelon Corp.	3.400%	4/15/26	6,976	6,971
FirstEnergy Corp.	3.900%	7/15/27	13,629	13,820
Florida Power & Light Co.	3.250%	6/1/24	2,700	2,764
Florida Power & Light Co.	3.125%	12/1/25	4,850	4,918
Fortis Inc.	3.055%	10/4/26	16,979	16,244
Georgia Power Co.	3.250%	4/1/26	4,836	4,738

Georgia Power Co.	3.250%	3/30/27	3,039	2,941
Gulf Power Co.	3.300%	5/30/27	3,075	3,079
Indiana Michigan Power Co.	3.850%	5/15/28	3,400	3,546
Interstate Power & Light Co.	3.250%	12/1/24	5,000	5,015
Interstate Power & Light Co.	4.100%	9/26/28	4,250	4,436
IPALCO Enterprises Inc.	3.700%	9/1/24	1,214	1,220
ITC Holdings Corp.	3.650%	6/15/24	4,320	4,364
ITC Holdings Corp.	3.250%	6/30/26	2,075	2,029
ITC Holdings Corp.	3.350%	11/15/27	6,750	6,674
Louisville Gas & Electric Co.	3.300%	10/1/25	2,800	2,854
MidAmerican Energy Co.	3.500%	10/15/24	4,170	4,312
MidAmerican Energy Co.	3.650%	4/15/29	2,500	2,598
Mississippi Power Co.	3.950%	3/30/28	3,000	3,031
National Rural Utilities Cooperative Finance
Corp.	2.850%	1/27/25	2,850	2,809
National Rural Utilities Cooperative Finance
Corp.	3.250%	11/1/25	4,170	4,199
National Rural Utilities Cooperative Finance
Corp.	3.050%	4/25/27	3,200	3,159
National Rural Utilities Cooperative Finance
Corp.	3.400%	2/7/28	4,550	4,607
National Rural Utilities Cooperative Finance
Corp.	3.900%	11/1/28	2,500	2,622
3 National Rural Utilities Cooperative Finance
Corp.	5.250%	4/20/46	3,575	3,562
NextEra Energy Capital Holdings Inc.	3.150%	4/1/24	6,000	6,030
NextEra Energy Capital Holdings Inc.	3.250%	4/1/26	2,000	2,001
NextEra Energy Capital Holdings Inc.	3.550%	5/1/27	7,246	7,296
NextEra Energy Capital Holdings Inc.	3.500%	4/1/29	1,340	1,339
3 NextEra Energy Capital Holdings Inc.	4.800%	12/1/77	5,200	4,654
NSTAR Electric Co.	3.200%	5/15/27	2,655	2,658
Oklahoma Gas & Electric Co.	3.800%	8/15/28	3,400	3,483
Oncor Electric Delivery Co. LLC	2.950%	4/1/25	3,085	3,075
PacifiCorp	3.600%	4/1/24	3,575	3,692
PPL Capital Funding Inc.	3.100%	5/15/26	6,411	6,179
Public Service Co. of Colorado	3.700%	6/15/28	3,125	3,261
Public Service Electric & Gas Co.	3.000%	5/15/25	3,815	3,821
Public Service Electric & Gas Co.	2.250%	9/15/26	4,375	4,112
Public Service Electric & Gas Co.	3.000%	5/15/27	2,000	1,976
Public Service Electric & Gas Co.	3.700%	5/1/28	3,700	3,856
Puget Energy Inc.	3.650%	5/15/25	6,465	6,429
San Diego Gas & Electric Co.	2.500%	5/15/26	1,600	1,508
Sierra Pacific Power Co.	2.600%	5/1/26	5,880	5,647
Southern California Edison Co.	3.700%	8/1/25	2,050	2,051
Southern California Edison Co.	3.650%	3/1/28	3,750	3,671
Southern California Edison Co.	4.200%	3/1/29	4,000	4,058
Southern Co.	3.250%	7/1/26	7,770	7,611
Southern Power Co.	4.150%	12/1/25	4,955	5,126
Southwestern Electric Power Co.	2.750%	10/1/26	6,850	6,509
Southwestern Electric Power Co.	4.100%	9/15/28	6,700	6,960
Southwestern Public Service Co.	3.300%	6/15/24	2,650	2,703
Union Electric Co.	3.500%	4/15/24	3,125	3,212
Union Electric Co.	2.950%	6/15/27	3,500	3,444
Union Electric Co.	3.500%	3/15/29	3,000	3,071
Virginia Electric & Power Co.	3.100%	5/15/25	3,550	3,556
Virginia Electric & Power Co.	3.150%	1/15/26	8,730	8,740
Virginia Electric & Power Co.	2.950%	11/15/26	6,492	6,378

Virginia Electric & Power Co.	3.500%	3/15/27	3,964	4,032
Virginia Electric & Power Co.	3.800%	4/1/28	7,350	7,610
WEC Energy Group Inc.	3.550%	6/15/25	3,632	3,698
Westar Energy Inc.	2.550%	7/1/26	3,835	3,639
Westar Energy Inc.	3.100%	4/1/27	2,937	2,910
Wisconsin Power & Light Co.	3.050%	10/15/27	2,700	2,668
Xcel Energy Inc.	3.300%	6/1/25	2,800	2,815
Xcel Energy Inc.	3.350%	12/1/26	4,775	4,784
Xcel Energy Inc.	4.000%	6/15/28	5,250	5,471

Natural Gas (0.1%)
Atmos Energy Corp.	3.000%	6/15/27	4,725	4,687
CenterPoint Energy Resources Corp.	4.000%	4/1/28	2,635	2,709
NiSource Finance Corp.	3.490%	5/15/27	6,000	5,978
Sempra Energy	3.750%	11/15/25	7,011	6,990
Sempra Energy	3.250%	6/15/27	8,891	8,512
Sempra Energy	3.400%	2/1/28	9,450	9,092
Southern California Gas Co.	2.600%	6/15/26	11,000	10,461
Southern Co. Gas Capital Corp.	3.250%	6/15/26	1,525	1,486
Southwest Gas Corp.	3.700%	4/1/28	2,570	2,625

Other Utility (0.1%)
American Water Capital Corp.	3.850%	3/1/24	3,525	3,647
American Water Capital Corp.	3.400%	3/1/25	6,018	6,144
American Water Capital Corp.	2.950%	9/1/27	5,550	5,462
American Water Capital Corp.	3.750%	9/1/28	4,000	4,173
				632,743
Total Corporate Bonds (Cost $12,442,997)				12,544,301
Sovereign Bonds (4.6%)
Asian Development Bank	2.000%	1/22/25	15,680	15,341
Asian Development Bank	2.125%	3/19/25	2,325	2,288
Asian Development Bank	2.000%	4/24/26	14,375	13,948
Asian Development Bank	1.750%	8/14/26	8,700	8,274
Asian Development Bank	2.625%	1/12/27	10,000	10,087
Asian Development Bank	2.375%	8/10/27	2,800	2,769
Asian Development Bank	2.500%	11/2/27	17,245	17,217
Asian Development Bank	2.750%	1/19/28	5,800	5,895
Asian Development Bank	5.820%	6/16/28	4,080	5,054
Asian Development Bank	3.125%	9/26/28	8,500	8,894
CNOOC Finance 2015 USA LLC	3.500%	5/5/25	17,975	18,201
CNOOC Finance 2015 USA LLC	4.375%	5/2/28	5,850	6,263
CNOOC Nexen Finance 2014 ULC	4.250%	4/30/24	18,300	19,079
Ecopetrol SA	4.125%	1/16/25	10,473	10,591
Ecopetrol SA	5.375%	6/26/26	9,990	10,752
Emirates Telecommunications Group Co.
PJSC	3.500%	6/18/24	2,000	2,010
Equinor ASA	3.250%	11/10/24	8,320	8,517
Equinor ASA	7.250%	9/23/27	6,325	8,120
Equinor ASA	3.625%	9/10/28	4,000	4,170
European Investment Bank	2.500%	10/15/24	9,725	9,790
European Investment Bank	1.875%	2/10/25	32,440	31,547
European Investment Bank	2.125%	4/13/26	8,025	7,877
European Investment Bank	2.375%	5/24/27	16,415	16,299
Export-Import Bank of Korea	2.875%	1/21/25	15,800	15,644
Export-Import Bank of Korea	3.250%	11/10/25	8,200	8,292
Export-Import Bank of Korea	2.625%	5/26/26	13,000	12,524

Export-Import Bank of Korea	3.250%	8/12/26	4,800	4,812
Hydro-Quebec	8.050%	7/7/24	7,790	9,717
Industrial & Commercial Bank of China Ltd.	3.538%	11/8/27	4,900	4,845
Inter-American Development Bank	2.125%	1/15/25	13,150	12,983
Inter-American Development Bank	7.000%	6/15/25	4,365	5,371
Inter-American Development Bank	2.000%	6/2/26	5,850	5,693
Inter-American Development Bank	2.375%	7/7/27	27,153	26,919
Inter-American Development Bank	3.125%	9/18/28	15,350	16,165
International Bank for Reconstruction &
Development	2.500%	11/25/24	38,900	39,183
International Bank for Reconstruction &
Development	2.125%	3/3/25	1,120	1,104
International Bank for Reconstruction &
Development	2.500%	7/29/25	25,110	25,255
International Bank for Reconstruction &
Development	3.125%	11/20/25	7,500	7,831
International Bank for Reconstruction &
Development	8.875%	3/1/26	1,000	1,378
International Bank for Reconstruction &
Development	1.875%	10/27/26	13,300	12,819
International Bank for Reconstruction &
Development	2.500%	11/22/27	18,295	18,349
International Finance Corp.	2.125%	4/7/26	7,905	7,766
5 Japan Bank for International Cooperation	3.000%	5/29/24	15,865	16,107
5 Japan Bank for International Cooperation	2.125%	2/10/25	19,575	18,947
5 Japan Bank for International Cooperation	2.500%	5/28/25	5,350	5,292
5 Japan Bank for International Cooperation	2.750%	1/21/26	13,000	13,015
5 Japan Bank for International Cooperation	2.375%	4/20/26	6,250	6,084
5 Japan Bank for International Cooperation	2.250%	11/4/26	14,325	13,798
5 Japan Bank for International Cooperation	2.875%	6/1/27	16,260	16,252
5 Japan Bank for International Cooperation	2.875%	7/21/27	15,400	15,426
5 Japan Bank for International Cooperation	2.750%	11/16/27	7,740	7,668
5 Japan Bank for International Cooperation	3.250%	7/20/28	10,500	10,822
5 Japan Bank for International Cooperation	3.500%	10/31/28	10,900	11,479
5 Japan International Cooperation Agency	2.750%	4/27/27	7,610	7,549
5 Japan International Cooperation Agency	3.375%	6/12/28	4,700	4,886
6 KFW	2.500%	11/20/24	50,090	50,296
6 KFW	2.000%	5/2/25	16,500	16,109
6 KFW	2.875%	4/3/28	13,000	13,357
Korea Development Bank	3.000%	1/13/26	10,000	9,872
Korea Development Bank	2.000%	9/12/26	8,750	8,047
6 Landwirtschaftliche Rentenbank	2.000%	1/13/25	12,255	11,965
6 Landwirtschaftliche Rentenbank	2.375%	6/10/25	12,800	12,737
6 Landwirtschaftliche Rentenbank	1.750%	7/27/26	14,925	14,188
6 Landwirtschaftliche Rentenbank	2.500%	11/15/27	11,640	11,594
3 Oriental Republic of Uruguay	4.500%	8/14/24	10,801	11,356
3 Oriental Republic of Uruguay	4.375%	10/27/27	12,915	13,593
Petroleos Mexicanos	4.250%	1/15/25	13,425	12,639
Petroleos Mexicanos	4.500%	1/23/26	9,550	8,920
Petroleos Mexicanos	6.875%	8/4/26	21,750	22,731
Petroleos Mexicanos	6.500%	3/13/27	44,040	44,359
Petroleos Mexicanos	5.350%	2/12/28	21,185	19,790
Petroleos Mexicanos	6.500%	1/23/29	16,500	16,402
Province of Alberta	3.300%	3/15/28	11,605	12,042
Province of British Columbia	6.500%	1/15/26	1,935	2,361
Province of British Columbia	2.250%	6/2/26	6,290	6,134
Province of Manitoba	3.050%	5/14/24	7,140	7,293

Province of Manitoba	2.125%	6/22/26	4,000	3,842
Province of New Brunswick	3.625%	2/24/28	4,700	4,953
Province of Ontario	3.200%	5/16/24	8,100	8,343
Province of Ontario	2.500%	4/27/26	7,650	7,537
Province of Quebec	2.875%	10/16/24	11,445	11,617
Province of Quebec	2.500%	4/20/26	11,000	10,879
Province of Quebec	2.750%	4/12/27	16,500	16,522
Republic of Chile	3.125%	1/21/26	12,588	12,761
3 Republic of Chile	3.240%	2/6/28	14,425	14,681
Republic of Colombia	8.125%	5/21/24	6,440	7,808
3 Republic of Colombia	4.500%	1/28/26	12,811	13,516
3 Republic of Colombia	3.875%	4/25/27	22,750	23,097
3 Republic of Colombia	4.500%	3/15/29	7,000	7,385
Republic of Hungary	5.375%	3/25/24	15,966	17,506
Republic of Indonesia	3.500%	1/11/28	13,250	12,896
Republic of Indonesia	4.100%	4/24/28	9,350	9,502
Republic of Indonesia	4.750%	2/11/29	4,400	4,690
Republic of Korea	5.625%	11/3/25	1,775	2,064
Republic of Korea	2.750%	1/19/27	13,500	13,321
3 Republic of Panama	4.000%	9/22/24	11,180	11,655
3 Republic of Panama	3.750%	3/16/25	12,895	13,298
Republic of Panama	7.125%	1/29/26	9,354	11,423
Republic of Panama	8.875%	9/30/27	8,920	12,343
3 Republic of Panama	3.875%	3/17/28	1,500	1,560
Republic of Peru	7.350%	7/21/25	17,615	22,155
Republic of Peru	4.125%	8/25/27	7,060	7,706
Republic of Poland	3.250%	4/6/26	13,939	14,156
Republic of the Philippines	9.500%	10/21/24	3,400	4,492
Republic of the Philippines	10.625%	3/16/25	9,495	13,519
Republic of the Philippines	5.500%	3/30/26	13,475	15,496
Republic of the Philippines	3.000%	2/1/28	15,000	14,826
Republic of the Philippines	3.750%	1/14/29	17,150	17,949
State of Israel	2.875%	3/16/26	8,000	7,982
State of Israel	3.250%	1/17/28	9,500	9,615
United Mexican States	3.600%	1/30/25	22,480	22,484
United Mexican States	4.125%	1/21/26	23,985	24,530
United Mexican States	4.150%	3/28/27	27,375	27,861
United Mexican States	3.750%	1/11/28	16,130	15,611
Total Sovereign Bonds (Cost $1,416,456)				1,424,324
Taxable Municipal Bonds (0.2%)
Alabama Economic Settlement Authority BP
Settlement Revenue	3.163%	9/15/25	2,070	2,083
California GO	6.650%	3/1/22	3,500	3,852
California GO	3.375%	4/1/25	4,575	4,771
California GO	3.500%	4/1/28	3,600	3,781
Energy Northwest Washington Electric
Revenue (Columbia Generating Station)	2.814%	7/1/24	190	191
7 New Jersey Economic Development Authority
Revenue (State Pension Funding)	7.425%	2/15/29	5,750	7,084
New Jersey Transportation Trust Fund
Authority Transportation System Revenue	5.754%	12/15/28	1,925	2,154
New Jersey Transportation Trust Fund
Authority Transportation System Revenue	6.104%	12/15/28	1,660	1,723
Oregon GO	5.892%	6/1/27	13,900	16,487
8 Oregon School Boards Association GO	5.528%	6/30/28	1,500	1,723
7 Oregon School Boards Association GO	5.550%	6/30/28	875	1,013

Regents of the University of California
Revenue	3.063%	7/1/25	9,500	9,667
Utah GO	4.554%	7/1/24	9,895	10,467
Utah GO	3.539%	7/1/25	65	67
Wisconsin General Fund Annual Appropriation
Revenue	3.154%	5/1/27	3,300	3,318
8 Wisconsin GO	5.700%	5/1/26	2,990	3,354
Total Taxable Municipal Bonds (Cost $70,828)				71,735

			Shares
Temporary Cash Investment (0.7%)
Money Market Fund (0.7%)
9 Vanguard Market Liquidity Fund (Cost $198,556)
	2.554%		1,985,320	198,572
Total Investments (99.8%) (Cost $30,925,069)				31,079,595
Other Asset and Liabilities-Net (0.2%)				75,485
Net Assets (100%)				31,155,080

§ Security value determined using significant unobservable inputs.
1 U.S. government-guaranteed.
2 The issuer was placed under federal conservatorship in September 2008; since that time, its daily operations have been managed by the Federal Housing Finance Agency and it receives capital from the U.S. Treasury, as needed to maintain a positive net worth, in exchange for senior preferred stock.
3 The average or expected maturity is shorter than the final maturity shown because of the possibility of interim principal payments and prepayments or the possibility of the issue being called.
4 Security exempt from registration under Rule 144A of the Securities Act of 1933. Such securities may be sold in transactions exempt from registration, normally to qualified institutional buyers. At March 31, 2019, the aggregate value of these securities was $340,409,000, representing 1.1% of net assets.
5 Guaranteed by the Government of Japan.
6 Guaranteed by the Federal Republic of Germany.
7 Scheduled principal and interest payments are guaranteed by National Public Finance Guarantee Corp.
8 Scheduled principal and interest payments are guaranteed by AGM (Assured Guaranty Municipal Corporation).
9 Affiliated money market fund available only to Vanguard funds and certain trusts and accounts managed by
Vanguard. Rate shown is the 7-day yield.
GO—General Obligation Bond.
REIT—Real Estate Investment Trust.

A. Security Valuation: Securities are valued as of the close of trading on the New York Stock

Exchange (generally 4 p.m., Eastern time) on the valuation date. Bonds and temporary cash investments are valued using the latest bid prices or using valuations based on a matrix system
(which considers such factors as security prices, yields, maturities, and ratings), both as furnished by independent pricing services. Investments in Vanguard Market Liquidity Fund are valued at that fund's net asset value. Securities for which market quotations are not readily available, or whose values have been affected by events occurring before the fund's pricing time but after the close of the securities’ primary markets, are valued by methods deemed by the board of trustees to represent fair value.

B. Various inputs may be used to determine the value of the fund's investments. These inputs are summarized in three broad levels for financial statement purposes. The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.

Level 1—Quoted prices in active markets for identical securities.
Level 2—Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).

Intermediate-Term Bond Index Fund

Level 3—Significant unobservable inputs (including the fund's own assumptions used to determine the fair value of investments). Any investments valued with significant unobservable inputs are noted on the Schedule of Investments.

The following table summarizes the market value of the fund's investments as of March 31, 2019, based on the inputs used to value them:

	Level 1	Level 2	Level 3
Investments	($000)	($000)	($000)
U.S. Government and Agency Obligations	—	16,840,663	—
Corporate Bonds	—	12,544,301	—
Sovereign Bonds	—	1,424,324	—
Taxable Municipal Bonds	—	71,735	—
Temporary Cash Investments	198,572	—	—
Total	198,572	30,881,023	—